[Picture of People]
                                 ANNUAL REPORT
                                              PRESTIGE ADVISOR SERIES
                                              99

[INVESCO(R) LOGO]

[GOLDMAN SACHS LOGO]

[BRINSON PARTNERS, INC. LOGO]

[LAZARD LOGO]

[JP MORGAN LOGO]

[NATIONWIDE(R) Family of Funds LOGO]

[Picture of McFerson, Gasper, Hondros]
Left:
DIMON R. MCFERSON

Right:
JOSEPH J. GASPER

Seated:
PAUL J. HONDROS

MESSAGE
      TO SHAREHOLDERS OCTOBER 31, 1999

     Solid asset management expertise and quality investment choices are among the key reasons that investors choose the Nationwide Family of Funds. In 1999, we expanded our ability to deliver both.

       Amidst continued strong momentum in our mutual fund asset management business and growing demands from investors for mutual funds and other financial products, Nationwide Financial announced, in February 1999, the formation of a new asset management company, Villanova Capital.

       Villanova Capital combines the solid mutual fund investment management capabilities previously available through Nationwide Advisory Services with the stable value investment expertise provided by another Nationwide Financial company, Morley Financial Services, Inc. These two organizations come together to form a $22 billion asset management stronghold, uniquely positioned for future growth.

     We expect to achieve that future growth through selected acquisitions of small- to mid-sized institutional investment firms. In addition, we anticipate hiring key portfolio managers with strong performance records. Finally, we have already made significant progress in building a leadership team that includes business and industry experts from top U.S. financial organizations.

     Our shareholders, in turn, can expect to see increased portfolio management capabilities, expanded investment choice, and technologically innovative tools and support services.

YEAR IN REVIEW

     The Prestige Advisor Series marked one year of performance at the close of fiscal 1999. Introduced in November 1998, the Series offers investors the opportunity to choose from among five mutual funds: three U.S. stock funds, an international stock fund, and a balanced fund. Each of these funds is sub-advised by a nationally recognized institutional money manager that was selected and is monitored by Villanova Capital.

     Results for the funds in the Prestige Series were mixed, with two funds outperforming their respective benchmarks and three lagging their benchmarks. These returns came amidst continued strong momentum in the U.S. stock market and an improved global economic outlook.

     The unmanaged S&P 500 Index (an indicator of trends among U.S. large "blue-chip" stocks) surged +25.7%. The unmanaged Morgan Stanley Capital International EAFE Index (an indicator of trends among international stocks) climbed +23.0%.

     In the U.S., market dominance by technology issues, as well as a continued bias toward growth stocks versus value stocks during fiscal 1999, benefited investors in two Prestige Advisor Series Funds: the Prestige Large Cap Growth Fund and the Prestige Balanced Fund. At the same time, investors in the Prestige Large Cap Value Fund and the Prestige Small Cap Fund were negatively impacted.

     In international markets, strong performance by Japanese stocks was the key driver. Stock selection in Japan contributed positively to the Prestige International Fund's performance during fiscal 1999. However, the Fund trailed its benchmark for the period.

PORTFOLIO MANAGEMENT

     As we start the new fiscal year, we will keep a strong focus on investment quality. Our select group of sub-advisors and our tenured team of internal managers will continue to seek competitive performance in all asset categories--emphasizing the importance of delivering what we promise to investors. We intend to stay true to each fund's stated objective and strategy, focusing our efforts on achieving above-market performance without subjecting our investors to unnecessary risks.

     Our existing team of managers has built a solid foundation upon which we will continue to build our investment management capabilities. For example, Chuck Bath, 14-year manager of our flagship Nationwide Fund, has achieved his solid long-term performance record without straying from his strategy of buying--and holding--high-quality companies with proven track records.

INVESTMENT CHOICE

     Investors desire choice. They also demand solutions. With the introduction of the Prestige Advisor Series in November 1998, we increased our ability to deliver both. In 2000, we plan to further expand our Nationwide Family of Funds menu to include specialty portfolios offering exposure to specific market sectors or industries--in the U.S. and abroad.

     We're also committed to expanding our market reach. Two of our funds, our flagship Nationwide Fund and the Nationwide Growth Fund, are now available through advisors that use fund supermarkets sponsored by Fidelity Investments Institutional Brokerage Group, TD Waterhouse Institutional Services, and Charles Schwab Institutional OneSource. We expect to continue to expand our external distribution capabilities to make it even easier and more convenient for investors to gain access to our funds.

INNOVATIVE TOOLS AND SERVICES

     As we enhance our asset management capabilities and product offerings, we recognize the importance of communicating our progress to our investors as well as to the Nationwide representatives and other financial advisors who guide them in making sound investment decisions. We understand the value of clear, candid information that is easy to access and regularly updated. Our goal is to make it easy for advisors and investors to learn about our products and how they fit within an overall financial plan.

     As we move into 2000, our investors can expect to see innovative tools designed to provide them with compelling examinations of investment topics, including global economic trends, market and industry sectors, and portfolio management strategies. These tools will be easily accessible via our website (www.nationwidefunds.com) or by calling us toll-free.

THE YEAR AHEAD

     Villanova Capital enters the year 2000 as a new organization poised for growth--in our investment management capabilities, in our product offerings, and in the tools that we provide to our investors and their advisors. As we look ahead, we are not starting on a new mission. Rather, we are continuing to build on the solid investment management franchise that has delivered strong returns to our investors for decades.

/s/ Dimon R. McFerson
Dimon R. McFerson
Chairman
Chief Executive Officer
Nationwide Insurance

/s/ Joseph J. Gasper
Joseph J. Gasper
President
Chief Operating Officer
Nationwide Financial

/s/ Paul J. Hondros
Paul J. Hondros
President
Chief Executive Officer
Villanova Capital

CONTENTS

1  Message to
   Shareholders

2  Fund Highlights

5  Large Cap Value Fund

8  Large Cap Growth Fund

12 Balanced Fund

19 Small Cap Fund

24 International Fund

28 Statement of Assets
   and Liabilities

30 Statement of
   Operations

32 Statement of Changes
   in Net Assets

34 Financial Highlights

37 Notes to Financial
   Statements

46 Independent Auditors'
   Report

49 Trustees and
   Officers

PRESTIGE ADVISOR SERIES(SM) HIGHLIGHTS
--------------------------------------------------------------------------------


PRESTIGE LARGE CAP VALUE FUND

[Chart]
FUND PERFORMANCE - CLASS Y SHARES
$10,000 Lump Sum Investment

         Value of Initial        Value of reinvested
           Investment               distributions
11/98       $10,000                   $10,000
1999        $10,350                   $10,405

The value of an investment in the Large Cap Value Fund is illustrated in the chart above. An investment of $10,000 made on 11/02/98 (the Fund's inception date) would have earned an average annual compound return of 4.05% for the period ended October 31, 1999. The chart above illustrates the growth of this investment to $10,405. The investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Class Y Shares are not subject to front-end sales charges.


TOP FIVE HOLDINGS
(Composition Subject to Change)
                                           VALUE       PORTFOLIO%
-----------------------------------------------------------------
Wells Fargo Co.                         $1,302,200        4.86%
-----------------------------------------------------------------
Federal Express Corp.                   $  994,743        3.71%
-----------------------------------------------------------------
Burlington Northern Sante Fe Corp.      $  812,812        3.03%
-----------------------------------------------------------------
Electronic Data Systems Corp.           $  807,300        3.01%
-----------------------------------------------------------------
Dominion Resources, Inc.                $  803,687        3.00%
-----------------------------------------------------------------


PRESTIGE LARGE CAP GROWTH FUND

[Chart]
FUND PERFORMANCE - CLASS Y SHARES
$10,000 Lump Sum Investment

         Value of Initial        Value of reinvested
           Investment               distributions
11/98      $10,000                    $10,000
1999       $13,600                    $13,600


The value of an investment in the Large Cap Growth Fund is illustrated in the chart above. An investment of $10,000 made on 11/02/98 (the Fund's inception date) would have earned an average annual compound return of 36.00% for the period ended October 31, 1999. The chart above illustrates the growth of this investment to $13,600. The investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Class Y Shares are not subject to front-end sales charges.

TOP FIVE HOLDINGS
(Composition Subject to Change)

                                          VALUE         PORTFOLIO%
-----------------------------------------------------------------
General Electric Co.                    $2,331,675        5.95%
-----------------------------------------------------------------
Microsoft Corp.                         $2,036,375        5.20%
-----------------------------------------------------------------
Merck & Co., Inc.                       $1,463,950        3.74%
-----------------------------------------------------------------
Cisco Systems, Inc.                     $1,361,600        3.47%
-----------------------------------------------------------------
Intel Corp.                             $1,355,156        3.46%
-----------------------------------------------------------------


2 NATIONWIDE

PRESTIGE ADVISOR SERIES(SM) HIGHLIGHTS
--------------------------------------------------------------------------------

PRESTIGE BALANCED FUND

[Chart]
FUND PERFORMANCE - CLASS Y SHARES
$10,000 Lump Sum Investment

         Value of Initial        Value of reinvested
           Investment               distributions
11/98       $10,000                    $10,000
1999        $11,130                    $11,362


The value of an investment in the Balanced Fund is illustrated in the chart above. An investment of $10,000 made on 11/02/98 (the Fund's inception date) would have earned an average annual compound return of 13.62% for the period ended October 31, 1999. The chart above illustrates the growth of this investment to $11,362. The investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Class Y Shares are not subject to front-end sales charges.


TOP FIVE HOLDINGS
(Composition Subject to Change)

                                    VALUE      PORTFOLIO%
---------------------------------------------------------
FNMA                            $1,081,399       14.01%
---------------------------------------------------------
US Treasury                     $  731,741        9.48%
---------------------------------------------------------
GNMA                            $  473,161        6.13%
---------------------------------------------------------
Microsoft Corp.                 $  238,441        3.09%
---------------------------------------------------------
Intel Corp.                     $  136,290        1.77%
---------------------------------------------------------



PRESTIGE SMALL CAP FUND

[Chart]
FUND PERFORMANCE - CLASS Y SHARES
$10,000 Lump Sum Investment

         Value of Initial        Value of reinvested
           Investment               distributions
11/98        $10,000                   $10,000
1999         $11,200                   $11,236


The value of an investment in the Small Cap Fund is illustrated in the chart above. An investment of $10,000 made on 11/02/98 (the Fund's inception date) would have earned an average annual compound return of 12.36% for the period ended October 31, 1999. The chart above illustrates the growth of this investment to $11,236. The investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Class Y Shares are not subject to front-end sales charges.


TOP FIVE HOLDINGS
(Composition Subject to Change)

                                   VALUE        PORTFOLIO%
---------------------------------------------------------
Broadvision, Inc.                 $459,900        2.11%
---------------------------------------------------------
Macromedia, Inc.                  $322,187        1.48%
---------------------------------------------------------
TriQuint Semiconductor, Inc.      $320,000        1.47%
---------------------------------------------------------
IDEC Pharmaceuticals Corp.        $313,706        1.44%
---------------------------------------------------------
Bank United Corp.                 $304,200        1.40%
---------------------------------------------------------


                                                                    NATIONWIDE 3

PRESTIGE ADVISOR SERIES(SM) HIGHLIGHTS
--------------------------------------------------------------------------------

PRESTIGE INTERNATIONAL FUND

[Chart]
FUND PERFORMANCE - CLASS Y SHARES
$10,000 Lump Sum Investment

         Value of Initial        Value of reinvested
           Investment               distributions
11/98       $10,000                    $10,000
1999        $11,670                    $11,757

Value of initial investment Value of reinvested distributions

The value of an investment in the International Fund is illustrated in the chart above. An investment of $10,000 made on 11/02/98 (the Fund's inception date) would have earned an average annual compound return of 17.57% for the period ended October 31, 1999. The chart above illustrates the growth of this investment to $11,757. The investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Class Y Shares are not subject to front-end sales charges.


TOP FIVE HOLDINGS BY COUNTRY
(Composition Subject to Change)

                            VALUE        PORTFOLIO%
---------------------------------------------------
Japan                    $3,781,056        25.92%
---------------------------------------------------
Great Britain (U.K.)     $3,330,172        22.83%
---------------------------------------------------
France                   $1,913,725        13.12%
---------------------------------------------------
Germany                  $1,499,730        10.28%
---------------------------------------------------
Switzerland              $  573,032         3.93%
---------------------------------------------------


4 NATIONWIDE

PRESTIGE ADVISOR SERIES(SM)
--------------------------------------------------------------------------------

PRESTIGE LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     The total return for the Prestige Large Cap Value Fund (Class A) for the 12-month period ended October 31, 1999, was 3.86%(*), compared to 16.52% for the Russell 1000 Value Index.

     Investors have come to rely heavily on momentum-based strate- gies, and this style has proven to be successful recently. The prime favorites of these momentum strategies have been the "new economy" technology, telecommunications equipment and telecommunications service stocks, which comprise a meaningful proportion of total market capitalization as measured by the Wilshire 5000 Stock Index. Underlying business fundamentals are not a stock selection criterion for these momentum players, and stock prices in these "hot" industries have become severely extended. In fact, our bottom-up stock analysis indicates that there are more extreme valuation anomalies among industries and sectors in the marketplace today than we have ever seen. As a result, growth stocks have outperformed value stocks.

     We continue to think the best values, as well as some of the best earnings comparisons over the next few years, will be evident in select basic industry and transportation companies.

     Given the shift toward momentum-based styles, investors today have little tolerance for a shortfall in quarterly earnings or even the perception that management is guiding toward lower projections. These earnings disappointments often have little longer-term fundamental relevance. The Fund owns a number of companies where the reduction in stock price related to recent earnings disappointment was unwarranted. Burlington Northern and Federal Express are examples where the market lowered the relative price of these stocks and, therefore, created an enhanced opportunity to add value from these holdings.

     The Fund is overweighted in basic industries and transportation and is underweighted in drugs, technology, energy, and telecommunications. We continue to feel that the largest capitalization companies are overvalued relative to the smaller capitalization companies in the index. The portfolio is, therefore, significantly underweighted with respect to the largest companies in the index.

     The current market environment creates challenges as well as opportunities for investors with a clearly defined price-value approach and a strong adherence to discipline in the face of market adversity. We are unwavering in our commitment to a price/value discipline and believe the stocks we hold present exciting future return possibilities. We are redoubling our efforts to capitalize on those situations that we believe will create the best opportunities for the Fund.

BRINSON PARTNERS, INC.

(*)PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

FUND VALUE $26,793,056


[Pie Chart]
PORTFOLIO COMPOSITION
(Subject to Change)

Repurchase Agreement  2.1%
Common Stock         97.5%


AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended October 31, 1999)

        CLASS A             CLASS B           CLASS Y(3)
YEARS   W/O SC(*)   W/SC(1)   W/O SC(*)   W/SC(2)   W/O SC     W/SC
--------------------------------------------------------------------
Life     3.86%      -2.11%     2.50%      -2.50%     4.05%      -
--------------------------------------------------------------------

Life of the Fund is since 11/02/98.
All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

  *      These returns do not reflect the effects of a sales charge.
  1      A 5.75% front-end sales charge was deducted.
  2      A 5.00% contingent deferred sales charge (CDSC) was deducted.
         The CDSC declines to 0% after 6 years.
  3      Class Y Shares are not subject to any sales charges.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

[Chart]
FUND PERFORMANCE

                               Russell
        Class Y      CPI     1000 Growth    Class A    Class B
11/98   $10,000    $10,000     $10,000      $9,425     $10,000
1999    $10,405    $10,256     $11,652      $9,789     $ 9,750


Comparative performance of $10,000 invested in the Large Cap Value Fund, the Russell 1000 Value Index (Russell 1000 Value)(*) and the Consumer Price Index
(CPI)(**) since inception (11/02/98) to 10/31/99. Unlike our Fund, these indices do not reflect any fees, expenses or sales charges. The Class A Shares include a front-end sales charge.
  * The Russell 1000 Value is comprised of the 1,000 largest U.S. companies, based upon total market capitalization whose stocks have a greater than average value orientation.
 ** The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                                    NATIONWIDE 5

STATEMENT OF INVESTMENTS PRESTIGE LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
                                October 31, 1999


SHARES        SECURITY                          VALUE
COMMON STOCK (97.5%)
---------------------------------------------------------
AEROSPACE (1.4%)

  19,000   Lockheed Martin Corp.              $  380,000
                                              ----------

---------------------------------------------------------
AIRLINES (3.7%)

  23,100   Federal Express Corp.*                994,743
                                              ----------

---------------------------------------------------------
CAPITAL GOODS (5.6%)

   8,700   Emerson Electric Co.                  522,544
   5,900   Illinois Tool Works, Inc.             432,175
   7,200   Pentair, Inc.                         270,900
  11,900   York International Corp.              280,394
                                              ----------
                                               1,506,013
                                              ----------

---------------------------------------------------------
CHEMICALS (4.4%)

   4,100   Dow Chemical Co.                      484,825
   7,200   Du Pont (E.I.) De Nemours & Co.       463,950
  19,000   Lyondell Chemical Co.                 230,375
                                              ----------
                                               1,179,150
                                              ----------

---------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (5.2%)

  15,100   Lafarge Corp.                         448,281
  11,500   Southdown, Inc.                       555,594
   7,700   USG Corp.                             381,631
                                              ----------
                                               1,385,506
                                              ----------

---------------------------------------------------------
CONSUMER NON-CYCLICAL (2.8%)

   6,800   National Service Industries, Inc.     219,300
  15,200   Newell Rubbermaid, Inc.               526,300
                                              ----------
                                                 745,600
                                              ----------

---------------------------------------------------------
DRUGS (2.0%)

  17,300   Watson Pharmaceuticals, Inc.*         549,275
                                              ----------

---------------------------------------------------------
ELECTRONICS (4.4%)

  24,800   Advanced Micro Devices, Inc.*         491,350
  23,600   Raytheon Co.                          687,350
                                              ----------
                                               1,178,700
                                              ----------

---------------------------------------------------------
FINANCIAL / BANKS (16.0%)

  25,180   AmSouth Bancorp                       648,385
   8,900   Bank of America Corp.                 572,937
  13,500   Fleet Boston Corp.                    588,938
  35,800   Hibernia Corp.                        507,913
  11,200   PNC Bank Corp.                        667,800
  27,200   Wells Fargo Co.                     1,302,200
                                              ----------
                                               4,288,173
                                              ----------


SHARES        SECURITY                          VALUE
COMMON STOCK (CONTINUED)
---------------------------------------------------------
FINANCIAL / MISCELLANEOUS (4.4%)

  20,000   GreenPoint Financial Corp.        $   570,000
  13,700   Household International, Inc.         611,363
                                              ----------
                                               1,181,363
                                              ----------

---------------------------------------------------------
FOOD & RELATED (0.9%)

   9,300   Philip Morris Cos., Inc.              234,244
                                              ----------

---------------------------------------------------------
HEALTH CARE (5.3%)

  26,100   St. Jude Medical, Inc.*               714,488
  13,900   United Heath Care Corp.               718,456
                                              ----------
                                               1,432,944
                                              ----------

---------------------------------------------------------
INSURANCE (1.3%)

   1,050   AON Corp.                              37,275
   5,400   MBIA, Inc.                            308,138
                                              ----------
                                                 345,413
                                              ----------

---------------------------------------------------------
INSURANCE / LIFE (0.2%)

   1,300   Aetna, Inc.                            65,325
                                              ----------

---------------------------------------------------------
LEISURE PRODUCTS (0.8%)

  15,300   Mattel, Inc.                          204,637
                                              ----------

---------------------------------------------------------
MOTOR VEHICLES (4.8%)

   8,100   Fleetwood Enterprises, Inc.           176,681
  11,100   Johnson Controls, Inc.                674,325
  12,500   Lear Corp.*                           421,875
                                              ----------
                                               1,272,881
                                              ----------

---------------------------------------------------------
NATURAL GAS (1.1%)

   9,100   New Century Energies, Inc.            296,319
                                              ----------

---------------------------------------------------------
OIL / DOMESTIC (1.5%)

  21,600   Valero Energy Corp.                   396,900
                                              ----------

---------------------------------------------------------
OIL EQUIPMENT & SERVICES (0.7%)

   8,200   Ultramar Diamond Shamrock Corp.       200,900
                                              ----------

---------------------------------------------------------
RAILROADS (4.5%)

  25,500   Burlington Northern Santa Fe Corp.    812,812
  16,400   Norfolk Southern Corp.                400,775
                                              ----------
                                               1,213,587
                                              ----------

---------------------------------------------------------
RAW MATERIALS (1.1%)

  22,300   IMC Global, Inc.                      284,325
                                              ----------

6 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE LARGE CAP VALUE FUND CONTINUED
--------------------------------------------------------------------------------
                                October 31, 1999


SHARES        SECURITY                          VALUE
COMMON STOCK (CONTINUED)
---------------------------------------------------------
RETAIL (1.8%)

  26,500   Consolidated Stores Corp.*        $   485,281
                                              ----------

---------------------------------------------------------
RETAIL / FOOD & DRUG (0.1%)

      33   Delhaize America, Inc.                    621
                                              ----------

---------------------------------------------------------
SERVICES/COMPUTER SERVICES (5.0%)

   7,900   Computer Sciences Corp.*              542,631
  13,800   Electronic Data Systems Corp.         807,300
                                              ----------
                                               1,349,931
                                              ----------

---------------------------------------------------------
TELECOMMUNICATIONS (6.3%)

   7,500   AT&T Corp.                            350,625
   6,600   Nextel Communications, Inc.*          568,838
  12,800   U.S. West Communications Group        781,600
                                              ----------
                                               1,701,063
                                              ----------

---------------------------------------------------------
TRANSPORTATION (2.0%)

  15,800   GATX Corp.                            524,362
                                              ----------

---------------------------------------------------------
UTILITIES / ELECTRIC (10.2%)

  18,500   Carolina Power & Light Co.            638,250
  33,200   Central & Southwest Corp.             736,625
  14,700   CMS Energy Corp.                      542,063
  16,700   Dominion Resources, Inc.              803,687
                                              ----------
                                               2,720,625
                                              ----------

TOTAL COMMON STOCK (cost $26,930,753)         26,117,881
                                              ----------




PRINCIPAL     SECURITY                         VALUE
REPURCHASE AGREEMENT (2.1%)
---------------------------------------------------------


$575,000   Fifth Third Bank 5.06%, 11/01/99,
           Collateralized by $587,000 FHLMC
           Gold Pool #E00570, 6.00%,
           09/01/13, market value $587,000
           (cost $575,000)                       575,000
                                             -----------

Total investments (cost $27,505,753)         $26,692,881
                                             ===========

---------------------------------------------------------
The abbreviations in the above statement stand for the following:
   FHLMC   Federal Home Loan Mortgage Corp.

* DENOTES A NON-INCOME PRODUCING SECURITY.

COST FOR FEDERAL INCOME TAX PURPOSES: $27,627,525.

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

At October 31, 1999, the Fund's open futures contracts were as follows:

                                             MARKET VALUE      UNREALIZED
NUMBER OF                                     COVERED BY     APPRECIATION AT
CONTRACTS     CONTRACT TYPE**   EXPIRATION     CONTRACTS       10/31/1999
----------------------------------------------------------------------------
Purchase(4)   Standard           December     $1,376,200         $89,247
              & Poor's 500

** CASH PLEDGED AS COLLATERAL.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                    NATIONWIDE 7

PRESTIGE ADVISOR SERIES(SM)
--------------------------------------------------------------------------------

PRESTIGE LARGE CAP GROWTH FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     The total return for the Prestige Large Cap Growth Fund (Class A) for the 12-month period ended October 31, 1999, was 35.80%*, compared to 34.24% for the Russell 1000 Growth Index.

     Two major themes characterized the 12-month reporting period: First, investors continued to favor large capitalization over smaller capitalization stocks. The Index's return of 34.24% significantly overshadowed the 12-month returns of the Russell Midcap Index and the Russell 2000 Index, which posted 17.10% and 14.88% in returns, respectively. Second, the market maintained a bias toward growth stocks versus value stocks; the Index also significantly outperformed the Russell 1000 Value Index, which fell to 16.52%.

     In managing the Fund, we do not take size or sector bets. We hope to add value through individual stock selection. Based on rigorous testing of the variables that have led to excess returns in the past, the Fund prefers stocks with good momentum, lower-than-average risk, favorable fundamental research analyst opinions, and attractive valuations. Over the long term, these factors have led to excess returns, although they typically do not produce positive results simultaneously. For the 12 months ended October 31, 1999, returns attributable to our value and momentum themes both produced higher- than-average returns. Returns attributable to stocks with lower risk were average. The research theme behaved in the opposite direction to what we expected, however, as the returns attributable to research were only modestly negative.

GOLDMAN SACHS ASSET MANAGEMENT

*PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

FUND VALUE $39,183,315

[Pie Chart]
PORTFOLIO COMPOSITION
(Subject to Change)

Repurchase Agreement  1.8%
Common Stock         98.0%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended October 31, 1999)

        CLASS A              CLASS B              CLASS Y(3)
YEARS   W/O SC*   W/SC(1)    W/O SC*    W/SC(2)     W/O SC    W/SC
------------------------------------------------------------------
 Life   35.80%    27.99%      35.00%     30.00%      36.00%     -
------------------------------------------------------------------

Life of the Fund is since 11/02/98.
All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
 *      These returns do not reflect the effects of a sales charge.
 1      A 5.75% front-end sales charge was deducted.
 2      A 5.00% contingent deferred sales charge (CDSC) was deducted.
        The CDSC declines to 0% after 6 years.
 3      Class Y Shares are not subject to any sales charges.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.


[Chart]
FUND PERFORMANCE
                                           Russell
       Class A       CPI      Class B    1000 Growth   Class Y
11/98  $ 9,425     $10,000    $10,000      $10,000     $10,000
1999   $12,799     $10,256    $13,000      $13,424     $13,600

Comparative performance of $10,000 invested in the Large Cap Growth Fund, the Russell 1000 Growth Index (Russell 1000 Growth)* and the Consumer Price Index
(CPI)** since inception (11/02/98) to 10/31/99. Unlike our Fund, these indices do not reflect any fees, expenses or sales charges. The Class A Shares include a front-end sales charge.
  * The Russell 1000 Growth is comprised of the 1,000 largest U.S. companies, based upon total market capitalization whose stocks have a greater than average growth orientation.
 ** The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

8 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
                                October 31, 1999

SHARES        SECURITY                             VALUE
Common Stock (98.0%)
-------------------------------------------------------------
AEROSPACE (0.6%)

   4,100   General Dynamics Corp.                $  227,294
     200   United Technologies Corp.                 12,100
                                                 ----------
                                                    239,394
                                                 ----------

-------------------------------------------------------------
AIRLINES (0.2%)

   1,500   Delta Air Lines, Inc.                     81,656
                                                 ----------

-------------------------------------------------------------
APPAREL (0.7%)

   4,700   Nike, Inc. Class B                       265,256
                                                 ----------

-------------------------------------------------------------
BEVERAGES / ALCOHOLIC (0.2%)

     400   Anheuser-Busch Cos., Inc.                 28,725
     900   Fortune Brands, Inc.                      31,894
                                                 ----------
                                                     60,619
                                                 ----------

-------------------------------------------------------------
BEVERAGES / SOFT DRINK (2.0%)

   8,700   Coca-Cola Co.                            513,300
   8,200   PepsiCo, Inc.                            284,438
                                                 ----------
                                                    797,738
                                                 ----------

-------------------------------------------------------------
BIOTECHNOLOGY (0.1%)

     400   Immunex Corp.*                            25,200
                                                 ----------

-------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION (4.3%)

     900   Comcast Corp. Special Class A             37,912
   6,500   Cox Communications, Inc. Class A*        295,344
  10,200   Infinity Broadcasting Corp.*             352,538
  13,000   Time Warner, Inc.                        905,938
     500   Univision Communications, Inc.            42,531
   1,000   Viacom, Inc. Class B*                     44,750
                                                 ----------
                                                  1,679,013
                                                 ----------

-------------------------------------------------------------
BUSINESS EQUIPMENT & SERVICES (0.3%)

   1,800   Convergys Corp.*                          35,213
   7,700   Olsten Corp.                              77,481
                                                 ----------
                                                    112,694
                                                 ----------

-------------------------------------------------------------
CAPITAL GOODS (6.9%)

   3,700   Eaton Corp.                              278,425
  17,200   General Electric Co.                   2,331,675
     800   Parker-Hannifin Corp.                     36,650
   1,400   Tyco International Ltd.                   55,913
                                                 ----------
                                                  2,702,663
                                                 ----------


SHARES        SECURITY                             VALUE
COMMON STOCK (CONTINUED)
-------------------------------------------------------------
CHEMICALS (0.2%)

     700   Dow Chemical Co.                      $   82,775
                                                 ----------
-------------------------------------------------------------
COMPUTER EQUIPMENT (10.2%)

   5,500   Dell Computer Corp.*                     220,687
  10,200   EMC Corp.*                               744,600
   7,400   Hewlett-Packard Co.                      548,063
  11,800   International Business Machines Corp.  1,160,825
     700   Lexmark International Group, Inc.*        54,644
   9,100   Sun Microsystems, Inc.*                  962,894
   3,000   VERITAS Software Corp.*                  323,625
                                                 ----------
                                                  4,015,338
                                                 ----------

-------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (12.3%)
   1,700   At Home Corp.*                            63,537
     500   Automatic Data Processing, Inc.           24,094
  18,400   Cisco Systems, Inc.*                   1,361,600
     600   CMGI, Inc.*                               65,662
   2,600   DST Systems, Inc.*                       165,587
   1,000   Exodus Communications, Inc.*              86,000
   8,900   First Data Corp.                         406,619
     300   Intuit, Inc.*                              8,738
  22,000   Microsoft Corp.*                       2,036,375
     500   Network Solutions, Inc.*                  59,250
   1,300   PSINet, Inc.*                             46,800
     700   Siebel Systems, Inc.*                     76,869
  10,000   Unisys Corp.*                            242,500
     600   VeriSign, Inc.*                           74,100
     600   Yahoo!, Inc.*                            107,437
                                                 ----------
                                                  4,825,168
                                                 ----------

-------------------------------------------------------------
CONSUMER DURABLES (0.6%)

   3,300   Whirlpool Corp.                          229,969
                                                 ----------

-------------------------------------------------------------
CONSUMER NON-CYCLICAL (3.1%)

  11,600   Procter & Gamble Co.                   1,216,550
                                                 ----------

-------------------------------------------------------------
DRUGS (10.9%)

     300   Allergan, Inc.                            32,212
   7,200   Amgen, Inc.                              574,200
   1,500   Biogen, Inc.*                            111,188
  16,100   Bristol-Meyers Squibb Co.              1,236,681
     900   Eli Lilly & Co.                           61,988
   1,600   Genzyme Corp.*                            61,200
  18,400   Merck & Co., Inc.                      1,463,950
  15,500   Pfizer, Inc.                             612,250
   2,500   Schering-Plough Corp.                    123,750
                                                 ----------
                                                  4,277,419
                                                 ----------


                                                                    NATIONWIDE 9

STATEMENT OF INVESTMENTS PRESTIGE LARGE CAP GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
                                October 31, 1999

SHARES             SECURITY                              VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------
ELECTRONICS (8.1%)

   1,500   Applied Micro Circuits Corp.*                $  116,719
     500   Broadcom Corp. Class A*                          63,906
  17,500   Intel Corp.                                   1,355,156
   1,400   LSI Logic Corp.*                                 74,463
     300   Motorola, Inc.                                   29,231
   1,500   PMC-Sierra, Inc.*                               141,375
     900   Scientific-Atlanta, Inc.                         51,525
   6,200   Solectron Corp.*                                466,550
   9,000   Texas Instruments, Inc.                         807,750
   1,000   Xilinx, Inc.*                                    78,625
                                                        ----------
                                                         3,185,300
                                                        ----------

--------------------------------------------------------------------
FINANCIAL / BANKS (0.1%)

     528   FirStar Corp.                                    15,510
                                                        ----------

--------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (1.2%)

   1,250   Citigroup, Inc.                                  67,656
   1,900   Lehman Brothers Holding, Inc.                   140,006
     400   Morgan Stanley Dean Witter & Co.                 44,125
   5,400   Schwab (Charles) Corp. (The)                    210,263
                                                        ----------
                                                           462,050
                                                        ----------

--------------------------------------------------------------------
FOOD & RELATED (3.9%)

  14,500   ConAgra, Inc.                                   377,906
  15,700   IBP, Inc.                                       375,819
  20,200   Nabisco Group Holdings Corp.                    258,812
   9,100   Nabisco Holdings Corp. Class A                  340,113
   2,000   Philip Morris Cos., Inc.                         50,375
   1,725   Unilever NV                                     115,036
                                                        ----------
                                                         1,518,061
                                                        ----------

--------------------------------------------------------------------
FURNITURE / FURNISHINGS (0.1%)

   2,200   Shaw Industries, Inc.                            33,962
                                                        ----------

--------------------------------------------------------------------
HEALTH CARE (6.0%)

   1,300   Abbott Laboratories                              52,487
     100   Bausch & Lomb, Inc.                               5,400
     200   Cardinal Health, Inc.                             8,625
  14,700   Columbia/HCA Healthcare Corp.                   354,637
  10,700   Johnson & Johnson Co.                         1,120,825
   1,200   Medtronic, Inc.                                  41,550
     900   PacifiCare Health Systems, Inc.*                 35,494
   2,300   Summit Technology, Inc.*                         35,794
   4,200   Tenet Healthcare Corp.*                          81,638
     200   Trigon Healthcare, Inc.*                          5,675
   6,600   United Heathcare Corp.                          341,137
   5,000   Wellpoint Health Networks, Inc.*                290,000
                                                        ----------
                                                         2,373,262
                                                        ----------





SHARES             SECURITY                              VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------
HOTELS / MOTELS (0.2%)

   1,800   Marriott International, Inc. Class A         $   60,637
                                                        ----------

INSURANCE (1.3%)
   4,875   American International Group, Inc.              501,820
                                                        ----------

--------------------------------------------------------------------
INSURANCE / LIFE (1.2%)

   4,350   Providian Corp.                                 474,150
                                                        ----------

--------------------------------------------------------------------
INSURANCE / PROPERTY & CASUALTY (0.3%)

   3,000   Travelers Property Casualty Corp. Class A       108,000
                                                        ----------

--------------------------------------------------------------------
LEISURE PRODUCTS (0.1%)

     700   Hasbro, Inc.                                     14,437
                                                        ----------

--------------------------------------------------------------------
MORTGAGE / ASSET BACKED (0.5%)

   2,700   Fannie Mae                                      191,025
     300   Freddie Mac                                      16,219
                                                        ----------
                                                           207,244
                                                        ----------

--------------------------------------------------------------------
MOTOR VEHICLES (3.8%)

  19,000   Delphi Automotive Systems Corp.                 312,312
   6,900   Ford Motor Co.                                  378,638
   4,800   Hertz Corp.                                     208,200
   4,900   Johnson Controls, Inc.                          297,675
   7,400   Navistar International Corp.*                   308,488
                                                        ----------
                                                         1,505,313
                                                        ----------

--------------------------------------------------------------------
OIL & GAS / EXPLORATION & PRODUCTION (0.5%)

   3,300   Royal Dutch Petroleum Co.                       197,794
                                                        ----------

--------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.7%)

   6,900   Georgia Pacific Corp.                           273,844
                                                        ----------

--------------------------------------------------------------------
PHOTOGRAPHIC (0.1%)

     600   Eastman Kodak Co.                                41,362
                                                        ----------

--------------------------------------------------------------------
PRINTING & PUBLISHING (0.2%)

   1,100   Electronics for Imaging, Inc.*                   44,344
     800   Tribune Co.                                      48,000
                                                        ----------
                                                            92,344
                                                        ----------

10 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE LARGE CAP GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
                                October 31, 1999

SHARES         SECURITY                                   VALUE
COMMON STOCK (CONTINUED)
-------------------------------------------------------------------
RESTAURANTS (0.1%)

     800   McDonald's Corp.                             $   33,000
                                                       -----------

-------------------------------------------------------------------
RETAIL (4.1%)

     900   Amazon.com, Inc.*                                63,562
   5,700   Circuit City Stores-Circuit City Group          243,319
     200   Costco Wholesale Corp.*                          16,063
   5,100   Home Depot, Inc.                                385,050
     100   Kohls Corp.*                                      7,481
   7,000   Limited, Inc. (The)                             287,875
   2,000   TJX Cos., Inc.                                   54,250
   9,900   Wal-Mart Stores, Inc.                           565,537
                                                       -----------
                                                         1,623,137
                                                       -----------

-------------------------------------------------------------------
SERVICES (6.2%)

   6,400   America Online, Inc.                            830,000
     500   Computer Sciences Corp.*                         34,344
     200   Electronic Data Systems Corp.                    11,700
     200   Marsh & McLennan Cos., Inc.                      15,812
   1,000   Novell, Inc.*                                    20,063
     200   Omnicom Group                                    17,600
  14,950   Oracle Corp.*                                   711,059
   2,200   QUALCOMM, Inc.*                                 490,050
  21,600   Republic Services, Inc. Class A*                264,600
   1,000   Sabre Holdings Corp.*                            44,438
                                                       -----------
                                                         2,439,666
                                                       -----------

-------------------------------------------------------------------
TELECOMMUNICATIONS (6.6%)

   1,200   Alltel Corp.                                     99,900
   2,300   AT&T Corp.                                      107,525
   2,100   Level 3 Communications, Inc.*                   143,588
  14,200   Lucent Technologies, Inc.                       912,350
  13,000   MCI WorldCom, Inc.*                           1,115,562
     600   Nextel Communications, Inc.*                     51,713
   1,300   NEXTLINK Communications Class A*                 77,756
     900   Qwest Communications International, Inc.*        32,400
   1,000   RCN Corp.*                                       47,875

                                                       -----------
                                                         2,588,669
                                                       -----------



SHARES            SECURITY                               VALUE
COMMON STOCK (CONTINUED)
-------------------------------------------------------------------
UTILITIES / ELECTRIC (0.1%)

     900   Pinnacle West Capital Corp                   $   33,187
                                                       -----------

TOTAL COMMON STOCK (cost $35,966,246)                   38,394,201
                                                       -----------



PRINCIPAL         SECURITY                               VALUE
REPURCHASE AGREEMENT (1.8%)
-------------------------------------------------------------------

$715,000   Fifth Third Bank 5.06%, 11/01/99,
           Collateralized by $730,000 FHLMC
           Gold Pool #E00570, 6.00%,
           09/01/13, market value $730,000
              (cost $715,000)                              715,000
                                                       -----------

TOTAL INVESTMENTS (cost $36,681,246)                   $39,109,201
                                                       ===========

-------------------------------------------------------------------



The abbreviations in the above statement stand for the following:
FHLMC    Federal Home Loan Mortgage Corp.
-----------------------------------------------------------------------


* DENOTES A NON-INCOME PRODUCING SECURITY.

COST FOR FEDERAL INCOME TAX PURPOSES: $36,842,488

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

At October 31, 1999, the Fund's open futures contracts were as follows:

                                           MARKET VALUE   UNREALIZED
NUMBER OF                                   COVERED BY  APPRECIATION AT
CONTRACTS     CONTRACT TYPE**   EXPIRATION  CONTRACTS     10/31/1999
-----------------------------------------------------------------------
Purchase 2    Standard          December    $688,100       $56,436
              & Poor's 500
Purchase 1    E-mini Standard   December      65,000           219
              & Poor's 500

** CASH PLEDGED AS COLLATERAL.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                   NATIONWIDE 11

PRESTIGE ADVISOR SERIES(SM)
--------------------------------------------------------------------------------


PRESTIGE BALANCED FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     The total return for the Prestige Balanced Fund (Class A) for the 12-month period ended October 31, 1999, was 13.47%, compared to the Fund's benchmark of 25.67% for the S&P 500, 0.53% for the Lehman Brothers Aggregate Bond Index, and 15.61%* for a combination of 60% S&P 500 and 40% Lehman Brothers Aggregate indices.

     During the first half of the year, strong stock selection in the telephone and technology sectors contributed positively to performance as we underweighted Bell South Corp. (-23%) and overweighted EMC Corp. (+42%). Conversely, the Fund's holdings in Service Corp. (-81%) and Philip Morris (-25%) detracted from performance.

     The broadening of the U.S. equity market enhanced the Fund's performance in the second quarter. This broadening effect was favorable to the Fund as it benefited as much from being underweighted in many of the former market leaders, such as GE and Microsoft, as it did from being overweighted in many of the formerly overlooked non-"Nifty-Fifty" names.

     Fund results were dampened at the end of September, however, with the return of an extremely narrow market environment. The technology sector was the only one of 16 groups we follow to make headway during the third quarter (+6%), bringing year-to-date gains to 31%. Driving factors included the explosive growth of the Internet as well as the lack of evidence of a much-anticipated Y2K spending moratorium. Strong earnings results by Intel and Sun Microsystems allowed these stocks to advance despite the rising interest rate environment.

     Rising interest rates impacted financial stocks (-15%) and the damage from Hurricane Floyd was the major factor impacting the insurance sector (-17%). The insurance sector was also hurt by Unum Provident (-29%) unexpectedly posting weak second quarter results in its inaugural quarter as a merged disability insurer. The services sector continues to be pulled down by the underperformance of Waste Management (-64%) and Service Corp. International (-45%) as both companies pre-announced earnings disappointments.

     In fixed income markets, the U.S. Treasury market held up reasonably well, while increased corporate and government agency debt issuance caused spreads to widen. The Fund was conservatively positioned in the credit sectors and held a heavy allocation in U.S. Treasuries and mortgage-backed securities as of the third quarter. After the Fed tightening, we began adding high quality and more liquid corporate and agency debt at the wider spread levels. Given our expectation of rising rates, we will generally maintain shorter-than-index duration in the fixed income portion of the Fund. Continued interest rate volatility will present opportunities for tactical value-added around this position. Going forward, we plan to raise our corporate bond allocation and reduce our allocations to Treasuries and mortgage-backed securities.


J.P. MORGAN INVESTMENT MANAGEMENT, INC.
*PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DIVIDENDS REINVESTED.

FUND VALUE $7,718,726


[Pie Chart]
PORTFOLIO COMPOSITION
(Subject to Change)

Asset-Backed Securities       2.8%
Common Stock                 59.9%
U.S. Government Obligations  31.8%
Corporate Bonds               3.0%
Canadian Bonds                0.7%
Repurchase Agreement         13.2%



AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended October 31, 1999)

        CLASS A              CLASS B            CLASS Y(3)
YEARS   W/O SC*   W/SC(1)    W/O SC*   W/SC(2)    W/O SC      W/SC
--------------------------------------------------------------------
Life    13.47%     6.95%     12.54%    7.54%      13.62%       -
--------------------------------------------------------------------

Life of the Fund is since 11/02/98.
All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance date.
  *      These returns do not reflect the effects of a sales charge.
  1      A 5.75% front-end sales charge was deducted.
  2      A 5.00% contingent deferred sales charge (CDSC) was deducted.
         The CDSC declines to 0% after 6 years.
  3      Class Y Shares are not subject to any sales charges.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more than original cost. Past performance is no guarantee of future results.



[Chart]
FUND PERFORMANCE

       S&P 500    Class Y     Class B    Class A     LBAB
11/98  $10,000    $10,000     $10,000    $ 9,425   $10,000
1999   $12,567    $11,362     $10,754    $10,695   $10,053


Comparative performance of $10,000 invested in the Balanced Fund, S&P 500* and the Lehman Brothers Aggregate Bond Index (LBAB)** since inception (11/02/98) to 10/31/99. Unlike our Fund, these indices do not reflect any fees, expenses or sales charges. The Class A Shares include a front-end sales charge.
  * The S&P 500 is a market-weighted, unmanaged index of 500 stocks in a variety of industry sectors designed to measure performance of the broad domestic economy.
 ** The LBAB an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index and two Lehman Brothers asset- backed securities indices.


12 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE BALANCED FUND
--------------------------------------------------------------------------------
                                October 31, 1999

PRINCIPAL               SECURITY                                     VALUE
ASSET BACKED SECURITIES (2.8%)
---------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (2.8%)

 $70,000   Citibank Credit Card Master Trust I, Series 1999-1,
              Class A, 5.50%, 02/15/06                            $  66,780
  40,000   Citibank Credit Card Master Trust I, Series 1999-6,
              Class A, 0.00%, 08/15/06                               28,829
  40,000   Green Tree Financial Corp., Series 1994-1,
              Class A4, 7.20%, 04/15/19                              40,278
  50,000   Sears Credit Account Master Trust, Series 1999-2,
              Class A, 6.35%, 02/15/07                               49,745
  30,000   Sears Credit Account Master Trust, Series 1999-1,
              Class A, 5.65%, 03/17/09                               28,834
                                                                  ---------
TOTAL ASSET BACKED SECURITIES (cost $213,866)                       214,466
                                                                  ---------

CANADIAN BOND (0.7%)
---------------------------------------------------------------------------

  55,000   Ontario (Province of), 7.625%, 06/22/04
           (cost $56,790)                                            56,853
                                                                  ---------


PRINCIPAL               SECURITY                                     VALUE
COMMON STOCK (59.9%)
---------------------------------------------------------------------------
AEROSPACE (0.4%)

     305   Boeing Co. (The)                                          14,049
     140   Goodrich (B.F.) Co.                                        3,316
     600   Lockheed Martin Corp.                                     12,000
                                                                  ---------
                                                                     29,365
                                                                  ---------

---------------------------------------------------------------------------
AIRLINES (0.1%)

      90   AMR Corp.*                                                 5,715
       2   Federal Express Corp.*                                        86
     220   Southwest Airlines                                         3,699
                                                                  ---------
                                                                      9,500
                                                                  ---------

---------------------------------------------------------------------------
ALUMINUM (0.3%)

       2   Alcan Aluminium Ltd.                                          66
     264   Alcoa, Inc.                                               16,038
     150   Reynolds Metals Co.                                        9,066
                                                                  ---------
                                                                     25,170
                                                                  ---------

---------------------------------------------------------------------------
APPAREL (0.1%)

     130   Jones Apparel Group, Inc.*                                 4,111
                                                                  ---------

---------------------------------------------------------------------------
BEVERAGES / ALCOHOLIC (0.4%)

     665   Seagram Co. Ltd.                                          32,834
                                                                  ---------

---------------------------------------------------------------------------
BEVERAGES / SOFT DRINK (0.9%)

     681   Coca Cola Co.                                             40,179
     917   PepsiCo, Inc.                                             31,808
                                                                  ---------
                                                                     71,987
                                                                  ---------



PRINCIPAL               SECURITY                                     VALUE
COMMON STOCK (CONTINUED)
---------------------------------------------------------------------------
BIOTECHNOLOGY (0.1%)

      20   Human Genome Sciences, Inc.                            $   1,748
       6   Immunex Corp.*                                               378
                                                                  ---------
                                                                      2,126
                                                                  ---------

---------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION (1.8%)

     916   AT&T Corp. - Liberty Media Group Class A*                 36,354
     892   Comcast Corp. Special Class A                             37,575
     890   MediaOne Group, Inc.*                                     63,246
                                                                  ---------
                                                                    137,175
                                                                  ---------

---------------------------------------------------------------------------
BUSINESS EQUIPMENT & SERVICES (0.3%)

     190   3COM Corp.*                                                5,510
       1   Compaq Computer Corp.                                         19
       8   Convergys Corp.*                                             157
      60   Herman Miller, Inc.                                        1,301
     680   Xerox Corp.                                               19,040
                                                                  ---------
                                                                     26,027
                                                                  ---------

---------------------------------------------------------------------------
CAPITAL GOODS (4.0%)

     210   Applied Materials, Inc.*                                  18,861
       4   Caterpillar, Inc.                                            221
     306   Deere & Co.                                               11,092
      90   Eaton Corp.                                                6,772
     286   Emerson Electric Co.                                      17,178
   1,295   General Electric Co.                                     175,553
     216   Genuine Parts Co.                                          5,630
     114   Grainger (W.W.), Inc.                                      4,831
       6   Illinois Tool Works, Inc.                                    440
      80   Ingersoll-Rand Co.                                         4,180
     112   ITT Industries, Inc.                                       3,829
       2   Parker-Hannifin Corp.                                         92
      80   Perkin-Elmer Corp. (The)                                   5,190
   1,322   Tyco International Ltd.                                   52,797
                                                                  ---------
                                                                    306,666
                                                                  ---------

---------------------------------------------------------------------------
CHEMICALS (1.4%)

     480   Air Products & Chemicals, Inc.                            13,200
     201   Allied-Signal, Inc.                                       11,444
      18   Dow Chemical Co.                                           2,128
       1   Du Pont (E.I.) De Nemours & Co.                               64
     260   Lyondell Chemical Co.                                      3,153
     827   Monsanto Co.                                              31,840
       4   Occidental Petroleum Corp.                                    91
     106   Praxair, Inc.                                              4,956
     444   Rohm & Haas Co.                                           16,983
     266   Solutia, Inc.                                              4,572
     304   Union Carbide Corp.                                       18,544
                                                                  ---------
                                                                    106,975
                                                                  ---------



                                                                   NATIONWIDE 13

STATEMENT OF INVESTMENTS PRESTIGE BALANCED FUND CONTINUED
--------------------------------------------------------------------------------
                                October 31, 1999

SHARES           SECURITY                                  VALUE
COMMON STOCK (CONTINUED)
-------------------------------------------------------------------
COMPUTER EQUIPMENT (2.7%)

     600   Dell Computer Corp.*                          $  24,075
     530   EMC Corp.*                                       38,690
   1,002   International Business Machines Corp.            98,572
      96   Quantum Corp. - DLT & Storage Systems*            1,482
       3   Quantum Corp. - Hard Disk Drive*                     18
     426   Sun Microsystems, Inc.*                          45,076
      90   Symbol Technology, Inc.                           3,578
                                                         ---------
                                                           211,491
                                                         ---------

-------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (5.4%)

     330   Automatic Data Processing, Inc.                  15,902
     132   BMC Software, Inc.*                               8,473
   1,794   Cisco Systems, Inc.*                            132,756
       8   Electronic Arts, Inc.*                              647
      40   Exodus Communications, Inc.*                      3,440
     236   First Data Corp.                                 10,782
   2,576   Microsoft Corp.*                                238,441
       6   Network Associates, Inc.*                           110
     138   Seagate Technology*                               4,062
                                                         ---------
                                                           414,613
                                                         ---------

-------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (0.1%)

       6   Owens Corning                                       123
       4   Sherwin Williams Co.                                 89
      60   USG Corp.                                         2,974
                                                         ---------
                                                             3,186
                                                         ---------

-------------------------------------------------------------------
CONSUMER DURABLES (0.1%)

       2   Whirlpool Corp.                                     139
                                                         ---------

-------------------------------------------------------------------
CONSUMER NON-CYCLICAL (1.8%)

     150   Clorox Co. (The)                                  6,141
       4   Colgate-Palmolive Co.                               242
     676   Gillette Co. (The)                               24,463
     336   Kimberly Clark Corp.                             21,210
     829   Procter & Gamble Co.                             86,941
                                                         ---------
                                                           138,997
                                                         ---------

-------------------------------------------------------------------
CONTAINERS (0.1%)

     240   Smurfit-Stone Container Corp.*                    5,190
      66   Temple-Inland, Inc.                               3,836
     200   Tenneco, Inc.                                     3,200
                                                         ---------
                                                            12,226
                                                         ---------

-------------------------------------------------------------------
DRUGS (4.9%)

     304   ALZA Corp.*                                      13,015
   1,090   American Home Products Corp.                     56,952
      96   Amgen, Inc.                                       7,656
   1,280   Bristol-Meyers Squibb Co.                        98,320
     860   Eli Lilly & Co.                                  59,232
     280   Forest Labs Class A*                             12,845
      72   Genzyme Corp.*                                    2,754



SHARES           SECURITY                                  VALUE
COMMON STOCK (CONTINUED)
-------------------------------------------------------------------
DRUGS (CONTINUED)

       8   Genzyme Molecular Oncology*                   $      40
      20   IDEC Pharmaceuticals Corp.*                       2,324
       4   MedImmune, Inc.*                                    448
     384   Merck & Co., Inc.                                30,552
     496   Pfizer, Inc.                                     19,592
     540   Schering-Plough Corp.                            26,730
     571   Warner-Lambert Co.                               45,573
     120   Watson Pharmaceuticals, Inc.*                     3,810
                                                         ---------
                                                           379,843
                                                         ---------

-------------------------------------------------------------------
ELECTRONICS (3.2%)

       4   Advanced Micro Devices, Inc.*                        79
       6   Conexant Systems, Inc.*                             560
     126   Cooper Industries, Inc.                           5,426
      20   DoubleClick, Inc.*                                2,800
      96   Harris Corp.                                      2,154
      50   Hubbell, Inc. Class B                             1,384
   1,760   Intel Corp.                                     136,290
     324   Motorola, Inc.                                   31,570
      90   National Semiconductor Corp.*                     2,694
     100   Raytheon Co.                                      2,912
     248   Raytheon Co. Class A                              6,805
       2   Rockwell International Corp.                         97
     520   Texas Instruments, Inc.                          46,670
      84   Xilinx, Inc.*                                     6,605
                                                         ---------
                                                           246,046
                                                         ---------

-------------------------------------------------------------------
FINANCIAL / BANKS (3.9%)

     110   Ambac Financial                                   6,572
     271   AmSouth Bancorp                                   6,978
      42   Associated Banc-Corp.                             1,616
      38   Astoria Financial                                 1,368
      30   BancWest Corp.                                    1,254
   1,291   Bank of America Corp.                            83,108
     811   Bank One Corp.                                   30,463
     149   Charter One Financial, Inc.                       3,660
       8   Chase Manhattan Corp. (The)                         699
      84   Compass Bancshares, Inc.                          2,242
     126   Dime Bancorp, Inc.                                2,252
     100   First Tennessee National Corp.                    3,400
     733   First Union Corp.                                31,290
       2   FirStar Corp.                                        59
      66   FirstMerit Corp.                                  1,745
     194   Fleet Boston Corp.                                8,463
     106   Hibernia Corp.                                    1,504
     175   Huntington Bancshares, Inc.                       5,184
     336   Keycorp                                           9,387
      10   M&T Bank Corp.                                    4,955
       2   Marshall & Ilsley Corp.                             134
      46   Mercantile Bankshare Corp.                        1,656
     460   National City Corp.                              13,570
       8   National Commerce Bancorp                           200
      92   North Fork Bancorp, Inc.                          1,903
      40   Pacific Century Financial Corp.                     913
      60   Peoples Heritage Financial Group                  1,140
     220   PNC Bank Corp.                                   13,118
      20   Provident Financial Group                           859


14 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE BALANCED FUND CONTINUED
--------------------------------------------------------------------------------
                                October 31, 1999

SHARES         SECURITY                           VALUE
COMMON STOCK (CONTINUED)
---------------------------------------------------------
FINANCIAL / BANKS (CONTINUED)

     170   Regions Financial Corp.              $  5,111
       2   Republic New York Corp.                   126
     110   SouthTrust Corp.                        4,400
      94   Sovereign Bancorp, Inc.                   828
     134   Summit Bancorp                          4,640
      64   TCF Financial Corp.                     1,888
     550   U.S. Bancorp Class A                   20,384
     104   Union Planters Corp.                    4,628
     436   Wells Fargo Co.                        20,874
      16   Wilmington Trust Corp.                    868
                                                --------
                                                 303,439
                                                --------

---------------------------------------------------------
FINANCIAL / MISCELLANEOUS (3.1%)

       4   American Express Co.                      616
     306   Associates First Capital Corp.         11,169
      88   Bear Stearns Cos., Inc.                 3,751
       6   Capital One Financial Corp.               318
     110   CIT Group, Inc. (The)                   2,626
   2,127   Citigroup, Inc.                       115,124
      48   FINOVA Group, Inc.                      2,115
      34   First Virginia Banks, Inc.              1,628
      38   Golden West Financial Corp.             4,246
     330   Goldman Sachs Group, Inc.              23,430
      78   GreenPoint Financial Corp.              2,223
     360   Household International, Inc.          16,065
       8   Lehman Brothers Holding, Inc.             590
     270   Merrill Lynch & Co., Inc.              21,195
       4   Morgan Stanley Dean Witter & Co.          441
     108   Paine Webber Group, Inc.                4,401
     300   Schwab (Charles) Corp. (The)           11,681
     280   TD Waterhouse Group, Inc.*              3,553
       5   Waddell & Reed Financial, Inc. Class A    120
       5   Waddell & Reed Financial, Inc. Class B    116
     432   Washington Mutual, Inc.                15,525
                                                --------
                                                 240,933
                                                --------

---------------------------------------------------------
FOOD & RELATED (1.4%)

     176   BestFoods, Inc.                        10,340
       8   Campbell Soup Co.                         360
       2   General Mills                             174
     220   Heinz (H.J.) Co.                       10,505
      84   Hershey Foods Corp.                     4,242
       2   Kellogg Co.                                80
      34   Nabisco Holdings Corp. Class A          1,271
   1,688   Philip Morris Cos., Inc.               42,516
       8   Ralston-Ralston Purina Group              251
     560   Sara Lee Corp.                         15,155
     376   Unilever NV                            25,075
                                                --------
                                                 109,969
                                                --------




SHARES         SECURITY                           VALUE
COMMON STOCK (CONTINUED)
---------------------------------------------------------
FURNITURE / FURNISHINGS (0.1%)

     316   Leggett & Platt, Inc.                $  7,011
                                                --------

---------------------------------------------------------
GOLD (0.1%)

     240   Freeport-McMoRan Copper & Gold, Inc.    4,005
                                                --------

---------------------------------------------------------
HEALTH CARE (1.2%)

     820   Abbott Laboratories                    33,108
       4   Bausch & Lomb, Inc.                       216
     190   Becton Dickinson & Co.                  4,821
     292   Boston Scientific Corp.*                5,877
     515   Columbia/HCA Healthcare Corp.          12,424
     360   HealthSouth Corp.*                      2,070
     132   Humana, Inc.*                             908
     116   Johnson & Johnson Co.                  12,151
       7   LifePoint Hospitals, Inc.*                 83
      88   Manor Care, Inc.*                       1,386
     290   Medtronic, Inc.                        10,041
      70   St. Jude Medical, Inc.*                 1,916
     268   Tenet Healthcare Corp.*                 5,209
       7   Triad Hospitals, Inc.*                     68
      66   United HeathCare Corp.                  3,411
      60   Wellpoint Health Networks, Inc.*        3,480
                                                --------
                                                  97,169
                                                --------

---------------------------------------------------------
HOTELS / MOTELS (0.2%)

     436   Hilton Hotels Corp.                     4,033
     180   International Game Technology           3,352
     110   Mandalay Resort Group*                  2,049
     288   Mirage Resorts, Inc.*                   4,194
       6   Park Place Entertainment Corp.*            79
     290   Starwood Hotels & Resorts Worldwide     6,652
                                                --------
                                                  20,359
                                                --------

---------------------------------------------------------
INSURANCE (1.7%)

       2   AEGON NV                                  184
   1,257   Allstate Corp.                         36,139
     133   American International Group, Inc.     13,691
     400   AON Corp.                              14,200
     220   AXA Financial, Inc.                     7,054
       8   Chubb Corp.                               439
     360   Hartford Financial Services Group      18,652
     162   MBIA, Inc.                              9,244
      48   Mercury General Corp.                   1,353
     206   SAFECO Corp.                            5,665
     362   St. Paul Cos., Inc.                    11,584
     372   Unum Provident Corp.                   12,252
                                                --------
                                                 130,457
                                                --------


                                                                   NATIONWIDE 15

STATEMENT OF INVESTMENTS PRESTIGE BALANCED FUND CONTINUED
--------------------------------------------------------------------------------
                                October 31, 1999

SHARES         SECURITY                              VALUE
COMMON STOCK (CONTINUED)
-------------------------------------------------------------
INSURANCE / LIFE (0.3%)

     116   Aetna, Inc.                              $  5,829
     160   CIGNA Corp.                                11,960
       2   Lincoln National Corp.                         92
     154   Torchmark Corp.                             4,803
                                                    --------
                                                      22,684
                                                    --------

-------------------------------------------------------------
INSURANCE / PROPERTY & CASUALTY (0.1%)

      40   Fremont General Corp.                         345
      76   Travelers Property Casualty Corp. Class     2,736
                                                    --------
                                                       3,081
                                                    --------

-------------------------------------------------------------
LEISURE PRODUCTS (0.1%)

     108   Hasbro, Inc.                                2,228
     380   Mattel, Inc.                                5,082
                                                    --------
                                                       7,310
                                                    --------

-------------------------------------------------------------
MORTGAGE / ASSET BACKED (0.3%)

      80   Countrywide Credit Industries, Inc.         2,715
      41   Fannie Mae                                  2,901
     300   Freddie Mac                                16,219
                                                    --------
                                                      21,835
                                                    --------

-------------------------------------------------------------
MOTOR VEHICLES (0.9%)

     216   Dana Corp.                                  6,386
     629   Delphi Automotive Systems Corp.            10,339
     798   Ford Motor Co.                             43,790
       4   General Motors Corp.                          281
     116   Lear Corp.*                                 3,915
      70   PACCAR, Inc.                                3,299
                                                    --------
                                                      68,010
                                                    --------

-------------------------------------------------------------
NATURAL GAS (0.1%)

      66   Columbia Energy Group                       4,290
      74   Consolidated Natural Gas Co.                4,736
       2   Kinder Morgan, Inc.*                           40
                                                    --------
                                                       9,066
                                                    --------

-------------------------------------------------------------
OIL & GAS / EXPLORATION & PRODUCTION (1.1%)

       2   BP Amoco PLC ADR                              115
      90   Conoco, Inc. Class A                        2,469
     398   Conoco, Inc. Class B                       10,796
   1,188   Royal Dutch Petroleum Co.                  71,206
                                                    --------
                                                      84,586
                                                    --------

-------------------------------------------------------------
OIL / DOMESTIC (0.2%)

     318   Phillips Petroleum Co.                     14,787
     128   Tosco Corp.                                 3,240
       4   Union Pacific Resources Group, Inc.            58
                                                    --------
                                                      18,085
                                                    --------


SHARES         SECURITY                              VALUE
COMMON STOCK (CONTINUED)
-------------------------------------------------------------
OIL / INTERNATIONAL (2.0%)

     110   Chevron Corp.                            $ 10,044
     881   Exxon Corp.                                65,249
     631   Mobil Corp.                                60,892
     330   Texaco, Inc.                               20,254
       6   Unocal Corp.                                  207
                                                    --------
                                                     156,646
                                                    --------

-------------------------------------------------------------
OIL EQUIPMENT & SERVICES (0.1%)

      44   Cooper Cameron Corp.*                       1,702
      56   Diamond Offshore Drilling, Inc.             1,778
     112   Ensco International, Inc.                   2,170
     140   Global Marine, Inc.*                        2,126
     136   R&B Falcon Corp.*                           1,692
      40   Smith International, Inc.*                  1,383
      60   Ultramar Diamond Shamrock Corp.             1,470
                                                    --------
                                                      12,321
                                                    --------

-------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.2%)

      62   Bowater, Inc.                               3,255
       2   Champion International Corp.                  116
     250   Fort James Corp.                            6,578
      54   Georgia Pacific Corp.                       2,143
     150   International Paper Co.                     7,894
       8   Louisiana-Pacific Corp.                       101
       6   Mead Corp.                                    216
                                                    --------
                                                      20,303
                                                    --------

-------------------------------------------------------------
PHOTOGRAPHIC (0.3%)

     394   Eastman Kodak Co.                          27,161
                                                    --------

-------------------------------------------------------------
POLLUTION CONTROL (0.1%)

     715   Waste Management, Inc.                     13,138
                                                    --------

-------------------------------------------------------------
PRINTING & PUBLISHING (0.7%)

     270   Gannett Co., Inc.                          20,824
     124   Knight-Ridder, Inc.                         7,874
     296   New York Times Co. (The) Class A           11,914
     124   Times Mirror Co. (The)                      8,943
       2   Tribune Co.                                   120
      12   Washington Post Co. Class B                 6,385
                                                    --------
                                                      56,060
                                                    --------

-------------------------------------------------------------
RAILROADS (0.3%)

     258   Burlington Northern Santa Fe Corp.          8,224
     116   CSX Corp.                                   4,756
     210   Norfolk Southern Corp.                      5,132
     138   Union Pacific Corp.                         7,693
                                                    --------
                                                      25,805
                                                    --------


16 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE BALANCED FUND CONTINUED
--------------------------------------------------------------------------------
                                October 31, 1999

SHARES         SECURITY                              VALUE
COMMON STOCK (CONTINUED)
-------------------------------------------------------------
RAW MATERIALS (0.1%)

     240   IMC Global, Inc.                        $   3,060
                                                   ---------

-------------------------------------------------------------
RESTAURANTS (0.1%)

       6   McDonald`s Corp.                              248
                                                   ---------

-------------------------------------------------------------
RETAIL (3.3%)

      80   Abercrombie & Fitch Co.*                    2,180
       4   Circuit City Stores-Circuit City Group        171
     339   Dayton Hudson Corp.                        21,908
       6   Dillard`s, Inc.                               113
     208   Federated Department Stores, Inc.*          8,879
     656   Gap, Inc.                                  24,354
     426   Home Depot, Inc.                           32,163
     471   Kmart Corp.*                                4,739
     280   May Department Stores Co.                   9,712
     102   Nordstrom, Inc.                             2,544
     252   Penney (J.C.) Co., Inc.                     6,394
     359   Sears, Roebuck & Co.                       10,119
     308   TJX Cos., Inc.                              8,355
   2,124   Wal-Mart Stores, Inc.                     121,334
                                                   ---------
                                                     252,965
                                                   ---------

-------------------------------------------------------------
RETAIL / FOOD & DRUG (0.5%)

     305   Albertson`s, Inc.                          11,075
     606   Kroger Co.*                                12,612
     374   Safeway, Inc.*                             13,207
                                                   ---------
                                                      36,894
                                                   ---------

-------------------------------------------------------------
SERVICES (1.6%)

     550   America Online, Inc.                       71,328
   1,411   Cendant Corp.*                             23,282
       8   Computer Associates International, Inc.       452
     180   E*TRADE Group, Inc.*                        4,286
     270   Electronic Data Systems Corp.              15,795
     236   Equifax, Inc.                               6,372
       6   Marsh & McLennan Cos., Inc.                   474
      40   Ryder System, Inc.                            855
     451   Service Corp. International                 4,313
                                                   ---------
                                                     127,157
                                                   ---------

-------------------------------------------------------------
STEEL (0.1%)

     228   Allegheny Teledyne, Inc.                    3,463
      80   USX-U.S. Steel Group, Inc.                  2,045
                                                   ---------
                                                       5,508
                                                   ---------




SHARES         SECURITY                              VALUE
COMMON STOCK (CONTINUED)
-------------------------------------------------------------
TELECOMMUNICATIONS (6.0%)

     842   AT&T Corp.                               $ 39,363
     453   Bell Atlantic Corp.                        29,417
       8   Cincinnati Bell, Inc.                         166
     421   Global Crossing Ltd.*                      14,577
     603   GTE Corp.                                  45,225
     210   Level 3 Communications, Inc.*              14,359
   1,680   Lucent Technologies, Inc.                 107,940
   1,174   MCI WorldCom, Inc.*                       100,744
   2,136   SBC Communications, Inc.                  108,802
       2   Sprint Corp. (FON Group)                      149
       8   Sprint Corp. (PCS Group)*                     664
                                                   ---------
                                                     461,406
                                                   ---------

-------------------------------------------------------------
TIRE & RUBBER (0.1%)

     192   Goodyear Tire & Rubber Co.                  7,932
                                                   ---------

-------------------------------------------------------------
TRANSPORTATION (0.1%)

      20   CNF Transportation, Inc.                      661
                                                   ---------

-------------------------------------------------------------
UTILITIES / ELECTRIC (1.4%)

     110   Allegheny Energy, Inc.                      3,499
       2   Ameren Corp.                                   76
     140   Constellation Energy Group                  4,296
     260   Carolina Power & Light Co.                  8,970
     477   Central & Southwest Corp.                  10,583
     134   Cinergy Corp.                               3,785
     108   CMS Energy Corp.                            3,982
     190   Dominion Resources, Inc.                    9,144
     130   DTE Energy Co.                              4,314
       6   Edison International                          178
     224   Entergy Corp.                               6,706
     160   FPL Group, Inc.                             8,050
     110   GPU, Inc.                                   3,733
       8   Illinova Corp.                                254
       4   Niagara Mohawk Holdings, Inc.*                 64
     110   NiSource, Inc.                              2,255
       2   Northeast Utilities                            42
     300   Northern States Power Co.                   6,450
     336   PG&E Corp.                                  7,707
      76   Pinnacle West Capital Corp.                 2,803
     140   PP&L Resources, Inc.                        3,789
     120   Reliant Energy, Inc.                        3,270
     120   TECO Energy, Inc.                           2,648
     258   Texas Utilities Co.                         9,998
       4   Western Resources, Inc.                        92
     106   Wisconsin Energy Corp.                      2,372
                                                   ---------
                                                     109,060
                                                   ---------

TOTAL COMMON STOCK (cost $4,136,988)               4,622,801
                                                   ---------

                                                                   NATIONWIDE 17

STATEMENT OF INVESTMENTS PRESTIGE BALANCED FUND CONTINUED
--------------------------------------------------------------------------------
                                October 31, 1999

PRINCIPAL       SECURITY                              VALUE
CORPORATE BONDS (3.0%)
--------------------------------------------------------------
CHEMICALS (0.3%)

 $25,000   Du Pont (E.I.) De Nemours & Co.,
              6.75%, 10/15/04                       $   25,116
                                                    ----------

--------------------------------------------------------------
ENTERTAINMENT (0.4%)

  30,000   Time Warner, Inc., 7.97%, 08/15/04           31,034
                                                    ----------

--------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (1.3%)

  25,000   Caterpillar Financial Services Corp.,
              6.875%, 08/01/04                          24,891
  75,000   Ford Motor Credit Co., 7.375%, 10/28/09      75,678
                                                    ----------
                                                       100,569
                                                    ----------

--------------------------------------------------------------
TELECOMMUNICATIONS (1.0%)

  45,000   MCI Worldcom, Inc., 6.40%, 08/15/05          43,719
  30,000   U.S. West Communications,
              7.20%, 11/01/04                           30,250
                                                    ----------
                                                        73,969
                                                    ----------

TOTAL CORPORATE BONDS (cost $228,662)                  230,688
                                                    ----------

U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS (31.8%)
--------------------------------------------------------------
GOVERNMENT - AGENCY (1.6%)

 130,000   FHLB, 5.125%, 02/26/02                      126,927
                                                    ----------

Total government agency (cost $129,357)                126,927
                                                    ----------

--------------------------------------------------------------
GOVERNMENT - MORTGAGE-BACKED OBLIGATIONS (20.7%)

  50,000   FHLMC, 5.125%, 10/15/08                      44,887
  35,000   FNMA, 6.00%, 05/15/08                        33,481
 145,000   FNMA, 6.625%, 09/15/09                      144,288
 180,000   FNMA, 6.50%, 11/15/14                       176,456
  55,000   FNMA, 6.16%, 08/07/28                        49,530
 100,000   FNMA, 6.00%, 11/15/29                        93,188
 610,000   FNMA, 6.50%, 11/15/29                       584,456
  55,000   GNMA Single-Family, Pool 781096,
              6.50%, 12/15/28                           52,601
 289,300   GNMA Single Family. Pool 434145,
              7.00%, 01/15/29                          283,861
 139,318   GNMA Single-Family, Pool 486311,
              7.00%, 02/15/29                          136,699
                                                    ----------

TOTAL GOVERNMENT - MORTGAGE-BACKED OBLIGATIONS
           (cost $1,617,592)                         1,599,447
                                                    ----------

--------------------------------------------------------------
GOVERNMENT TREASURY (9.5%)

  45,000   U.S. Treasury Bond, 8.875%, 02/15/19         56,574
 135,000   U.S. Treasury Bond, 6.75%, 08/15/26         140,695
 530,000   U.S. Treasury Note, 6.25%, 02/28/02         534,472
                                                    ----------

Total government treasury (cost $742,064)              731,741
                                                    ----------

Total U.S. government obligations (cost $2,489,013)  2,458,115
                                                    ----------


PRINCIPAL         SECURITY                            VALUE
REPURCHASE AGREEMENT (13.2%)
--------------------------------------------------------------
$1,018,000 Fifth Third Bank 5.06%, 11/01/99,
           Collateralized by $1,039,000 FHLMC
           Gold Pool #E00570, 6.00%,
           09/01/13, market value $1,039,000
           (cost $1,018,000)                        $1,018,000
                                                    ----------

TOTAL INVESTMENTS (cost $8,143,320)                 $8,600,923
                                                    ==========


--------------------------------------------------------------
The abbreviations in the above statement stand for the following:
    FHLB      Federal Home Loan Bank
    FHLMC     Federal Home Loan Mortgage Corp.
    FNMA      Federal National Mortgage Association
    GNMA      Government National Mortgage Association

COST FOR FEDERAL INCOME TAX PURPOSES: $8,147,308.

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18 NATIONWIDE

PRESTIGE ADVISOR SERIES(SM)
--------------------------------------------------------------------------------


PRESTIGE SMALL CAP FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     The total return for the Prestige Small Cap Fund (Class A) for the 12-month period ended October 31, 1999, was 12.18%*, compared to 14.88% for the Russell 2000 Index.

     For the first six months of the fiscal year, the small cap market was clearly led by Internet stocks, which collectively reached unprecedented valuation levels. Not surprisingly, the technology stocks were the clear leaders over the last 12 months, dramatically outperforming other sectors. In fact, many of the commodity- sensitive and financial stocks were hurt by the rising trend in interest rates. As a result, small cap growth stocks were up 29.28% for the 12 months ended October as measured by the Russell 2000 Index, whereas their value counterparts were up a mere 0.72% as measured by the Russell 2000 Value Index. The worst performing sector during this time frame was health care stocks related to patient management, such as HMO's. The sharp cutback in Medicare reimbursement has put a financial squeeze on all hospitals.

     The stock selection tools that were effective in this time frame were those measuring business momentum. The companies that tended to outperform in each sector were ones with more rapid earnings growth, and companies where analysts were increasing earnings estimates. Conversely, stock selection tools that measured relative valuation, such as P/E ratio, actually hurt performance. In fact, companies with the very highest levels of valuation tended to perform the best. This was particularly true in the first half of the fiscal year. During the second half of the year, our stock selection tools began to perform on a more historically normal basis and, as a result, the relative performance of the portfolio improved.

     Looking forward, we see two encouraging developments for small cap stocks. First, they have the lowest level of valuation relative to large cap stocks that we have seen in 20 years. This provides an important recovery opportunity. Second, interest rates have increased sharply over the past 18 months. As rates peak, small cap stocks should benefit, as they have in the past.

INVESCO MANAGEMENT & RESEARCH, INC.

*PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS
REINVESTED.

FUND VALUE $21,804,276

[Chart]
PORTFOLIO COMPOSITION
(Subject to Change)

Repurchase Agreement  3.5%
Common Stock         96.2%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended October 31, 1999)

        CLASS A              CLASS B             CLASS Y(3)
YEARS   W/O SC*   W/SC(1)    W/O SC*   W/SC(2)    W/O SC    W/SC
-----------------------------------------------------------------
 Life   12.18%     5.73%      11.70%    6.70%      12.36%     -
-----------------------------------------------------------------

Life of the Fund is since 11/02/98.
All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

  *      These returns do not reflect the effects of a sales charge.
  1      A 5.75% front-end sales charge was deducted.
  2      A 5.00% contingent deferred sales charge (CDSC) was deducted.
         The CDSC declines to 0% after 6 years.
  3      Class Y Shares are not subject to any sales charges.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.


[Chart]
FUND PERFORMANCE
                                           2000
       Class A      Class B   Class Y     Russell    CPI
11/98  $ 9,425      $10,000   $10,000     $10,000   $10,000
1999   $10,573      $10,670   $11,236     $11,488   $10,256

Comparative performance of $10,000 invested in the Small Cap Fund, Russell 2000 Small Stock Index (Russell 2000)* and the Consumer Price Index (CPI)** since inception (11/02/98) to 10/31/99. Unlike our Fund, these indices do not reflect any fees, expenses or sales charges. The Class A Shares include a front-end sales charge.

  * The Russell 2000 is comprised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
 ** The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

                                                                   NATIONWIDE 19

STATEMENT OF INVESTMENTS PRESTIGE SMALL CAP FUND
--------------------------------------------------------------------------------
                                October 31, 1999

SHARES SECURITY VALUE
COMMON STOCK (96.2%)
------------------------------------------------------------------
AEROSPACE (0.2%)

   3,500   GenCorp, Inc.                                $  39,812
                                                        ---------

------------------------------------------------------------------
AIRLINES (0.5%)

   3,100   America West Holdings Corp. Class A*            64,131
   2,000   SkyWest, Inc.                                   49,625
                                                        ---------
                                                          113,756
                                                        ---------

------------------------------------------------------------------
APPAREL (0.4%)

   3,900   Cato Corp. (The) Class A                        44,850
   2,100   Kellwood Co.                                    37,144
                                                        ---------
                                                           81,994
                                                        ---------

------------------------------------------------------------------
AUTO & AUTO PARTS (1.9%)

   7,600   Arvin Industries, Inc.                         216,600
   6,600   Oshkosh Truck Corp.                            198,412
                                                        ---------
                                                          415,012
                                                        ---------

------------------------------------------------------------------
BEVERAGES / ALCOHOLIC (0.4%)

   1,600   Canandaigua Wine Co. Class A                    96,800
                                                        ---------

------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION (0.2%)

   4,500   General Cable Corp.                             33,187
                                                        ---------

------------------------------------------------------------------
BUSINESS EQUIPMENT & SERVICES (1.5%)

   2,100   American Management Systems, Inc.*              54,338
   1,600   Jacobs Energy Group, Inc.*                      56,800
   4,900   Professional Detailing, Inc.*                  122,500
   2,400   True North Communications, Inc.                 96,750
                                                        ---------
                                                          330,388
                                                        ---------

------------------------------------------------------------------
CAPITAL GOODS (0.4%)

   4,100   Milacron, Inc.                                  67,394
     600   NACCO Industries, Inc. Class A                  27,825
                                                        ---------
                                                           95,219
                                                        ---------

------------------------------------------------------------------
CHEMICALS (1.9%)

     700   Fuller (H.B.) Co.                               38,325
   2,200   Geon Co. (The)                                  57,750
  16,300   Grace (W.R.) & Co.*                            243,481
   1,700   MacDermid, Inc.                                 57,588
   3,500   Omnova Soultions, Inc.*                         24,500
                                                        ---------
                                                          421,644
                                                        ---------

------------------------------------------------------------------
COMMUNICATION EQUIPMENT (0.9%)

   1,200   Carrier Access Corp.*                           59,325
   2,200   Harmonic, Inc.*                                130,625
                                                        ---------
                                                          189,950
                                                        ---------


SHARES            SECURITY                                VALUE
COMMON STOCK (CONTINUED)
------------------------------------------------------------------
COMPUTER EQUIPMENT (3.3%)

   3,400   Computer Task Group, Inc.                    $  42,925
   3,700   In Focus Systems, Inc.*                         73,306
   5,000   Macromedia, Inc.*                              322,187
   4,000   MICROS Systems, Inc.*                          185,125
   1,800   Xircom, Inc.*                                   90,788
                                                        ---------
                                                          714,331
                                                        ---------

------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (8.9%)

   4,700   Aspect Development, Inc.*                      166,262
   2,200   AVT Corp.*                                      73,700
   1,100   Black Box Corp.*                                55,825
   6,300   Broadvision, Inc.*                             459,900
   2,500   Clarify, Inc.*                                 193,125
  12,700   Harbinger Corp.*                               202,406
   3,200   Kronos, Inc.*                                  143,600
   7,600   Mastech Corp.*                                 130,150
   1,800   Mercury Interactive Corp.*                     146,025
   1,800   MicroStrategy, Inc.*                           173,925
   2,700   MMC Networks, Inc.*                             86,063
   1,700   Pinnacle Systems, Inc.*                         47,175
     900   QRS Corp.*                                      50,063
                                                        ---------
                                                        1,928,219
                                                        ---------

------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (4.6%)

   2,900   Carlisle Cos., Inc.                             96,425
   3,500   Centex Construction Products, Inc.,            124,469
  10,900   Elcor Corp.                                    268,412
   3,100   EMCOR Group, Inc.*                              58,125
   2,500   Granite Construction, Inc.                      51,719
   6,900   Insituform Technologies, Inc. Class A*         165,169
   3,200   NVR, Inc.*                                     131,200
   7,200   Standard Pacific Corp.                          77,400
   1,300   TJ International, Inc.                          40,300
                                                        ---------
                                                        1,013,219
                                                        ---------

------------------------------------------------------------------
CONSUMER DURABLES (0.4%)

   3,000   Fossil, Inc.*                                   82,875
                                                        ---------

------------------------------------------------------------------
CONSUMER NON-CYCLICAL (0.5%)

   5,800   Tupperwarere Corp.                             114,912
                                                        ---------

------------------------------------------------------------------
DISTRIBUTION (0.5%)

   3,000   United Stationers, Inc.*                        76,500
   3,200   Watsco, Inc.                                    32,400
                                                        ---------
                                                          108,900
                                                        ---------

------------------------------------------------------------------
DRUGS (3.4%)

   7,000   Alpharma, Inc. Class A                         246,313
   5,966   Bindley Western Industries, Inc.                74,948
   4,100   ChiRex, Inc.*                                  115,825
   2,700   IDEC Pharmaceuticals Corp.*                    313,706
                                                        ---------
                                                          750,792
                                                        ---------


20 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE SMALL CAP FUND CONTINUED
--------------------------------------------------------------------------------
                                October 31, 1999

SHARES          SECURITY                             VALUE
COMMON STOCK (CONTINUED)
-------------------------------------------------------------
EDUCATION (0.9%)

   8,600   DeVry, Inc.*                            $ 181,137
   1,700   Sylvan Learning Systems, Inc.*             21,994
                                                   ---------
                                                     203,131
                                                   ---------

-------------------------------------------------------------
ELECTRONICS (9.5%)

   8,900   Aeroflex, Inc.*                            49,506
   2,600   Alpha Industries, Inc.*                   143,650
  11,500   Amkor Technology, Inc.*                   232,156
   1,400   Cree Research, Inc.*                       59,763
   1,800   Dallas Semiconductor Corp.                105,975
   4,000   DII Group, Inc. (The)*                    144,000
  10,600   Elantec Semiconductor, Inc.*              226,575
   2,400   Lam Research Corp.*                       202,650
   1,800   Lattice Semiconductor Corp.*               63,675
   4,400   Mercury Computer Systems, Inc.*           197,450
   4,400   Pioneer-Standard Electronics, Inc.         57,475
   4,600   Sawtek, Inc.*                             188,600
   1,550   Transwitch Corp.*                          72,947
   4,000   TriQuint Semiconductor, Inc.*             320,000
                                                   ---------
                                                   2,064,422
                                                   ---------

-------------------------------------------------------------
ENTERTAINMENT (1.5%)

  20,700   Argosy Gaming Co.*                        256,162
   3,100   Station Casinos, Inc.*                     74,981
                                                   ---------
                                                     331,143
                                                   ---------

-------------------------------------------------------------
FINANCIAL / BANKS (9.6%)

   2,800   BancWest Corp.                            117,075
   7,800   Bank United Corp.                         304,200
   2,320   Commerce Bancorp, Inc.                    103,965
   8,400   Downey Financial Corp.                    185,850
   2,100   Flagstar Bancorp, Inc.                     32,419
   5,800   Imperial Bancorp*                         143,912
   9,600   New Century Financial Corp.*              131,400
   9,400   OceanFirst Financial Corp.                168,025
   5,900   Pacific Capital Bancorp                   195,437
   8,200   PFF Bancorp, Inc.                         167,075
   2,925   Provident Bankshares Corp.                 62,979
   4,700   Republic Bancorp, Inc.                     61,688
   2,200   Silicon Valley Bancshares*                 71,775
   3,400   Southwest Bancorp of Texas, Inc.*          59,075
   4,800   Trustmark Corp.                           109,800
   5,300   Washington Federal, Inc.                  120,906
   1,900   Webster Financial Corp.                    54,388
                                                   ---------
                                                   2,089,969
                                                   ---------

-------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (2.2%)

   4,000   Affiliated Managers Group, Inc.*          107,000
   4,900   Americredit Corp.*                         85,137
   1,900   Creditrust Corp.*                          33,844
   3,700   Metris Cos., Inc.                         127,419
   1,800   Radian Group, Inc.                         95,062
   1,750   Southwest Securities Group, Inc.           41,672
                                                   ---------
                                                     490,134
                                                   ---------



SHARES            SECURITY                          VALUE
COMMON STOCK (CONTINUED)
-------------------------------------------------------------
FOOD & RELATED (1.3%)

   2,600   Corn Products International, Inc.       $  84,662
   4,700   Del Monte Foods Co.*                       65,506
   2,700   Earthgrains Co. (The)                      61,594
   3,400   Jack in the Box, Inc.*                     81,813
                                                   ---------
                                                     293,575
                                                   ---------

-------------------------------------------------------------
HEALTH CARE (4.7%)

   1,800   CONMED Corp.*                              44,887
   5,200   Cytyc Corp.*                              206,700
   4,800   Datascope Corp.*                          172,800
   2,800   Gliatech, Inc.*                            22,925
   3,200   Hanger Orthopedic Group, Inc.*             39,400
   2,900   Healthcare Realty Trust, Inc.              55,825
   1,900   King Pharmaceuticals, Inc.*                57,475
   3,000   Laser Vision Centers, Inc.*                25,781
   7,000   LTC Properties, Inc.                       74,375
   2,300   MedQuist, Inc.*                            73,600
   2,600   Mentor Corp.                               61,263
   1,800   ResMed, Inc.*                              62,325
   3,500   Zoll Medical Corp.*                       126,875
                                                   ---------
                                                   1,024,231
                                                   ---------

-------------------------------------------------------------
HOME BUILDING (0.9%)

   3,800   Pulte Corp.                                76,475
   5,300   Ryland Group, Inc. (The)                  109,313
                                                   ---------
                                                     185,788
                                                   ---------

-------------------------------------------------------------
HOTELS / MOTELS (1.2%)

  12,200   Aztar Corp.*                              118,187
   4,700   Felcor Lodging Trust, Inc.                 79,900
   2,700   Hospitality Properties Trust               57,038
                                                   ---------
                                                     255,125
                                                   ---------

-------------------------------------------------------------
INSURANCE (1.4%)

   4,400   Hooper Holmes, Inc.                       118,250
   1,800   Horace Mann Educators Corp.                50,738
   8,700   Philadelphia Consilidated Holding Corp.*  126,150
                                                   ---------
                                                     295,138
                                                   ---------

-------------------------------------------------------------
INSURANCE / LIFE (1.5%)

   3,416   Delphi Financial Group, Inc.              109,312
   8,900   Presidential Life Corp.                   163,538
   2,300   UICI*                                      60,950
                                                   ---------
                                                     333,800
                                                   ---------

-------------------------------------------------------------
LEISURE PRODUCTS (0.1%)

   1,100   Bally Total Fitness Holding Corp.*         26,469
                                                   ---------

                                                                   NATIONWIDE 21

STATEMENT OF INVESTMENTS PRESTIGE SMALL CAP FUND CONTINUED
--------------------------------------------------------------------------------
                                October 31, 1999

SHARES          SECURITY                                      VALUE
COMMON STOCK (CONTINUED)
-----------------------------------------------------------------------
MACHINERY (3.6%)

   1,500   Advanced Energy Industries, Inc.*                  $ 61,687
   3,700   Applied Science & Technology, Inc.*                  90,650
   2,400   Astec Industries, Inc.*                              56,250
   6,500   Graco, Inc.                                         217,750
   2,700   Imation Corp.*                                       82,856
   1,800   Manitowoc Co., Inc. (The)                            53,775
   4,600   MotivePower Industries, Inc.*                        54,913
   1,800   Tecumseh Products Co.                                86,288
   2,900   Terex Corp.*                                         76,669
                                                            ----------
                                                               780,838
                                                            ----------

-----------------------------------------------------------------------
MANUFACTURING & CONSUMER GOODS (0.2%)

   4,400   Circor International, Inc.                           41,800
                                                            ----------

-----------------------------------------------------------------------
MANUFACTURING / DIVERSIFIED (1.1%)

   3,400   AptarGroup, Inc.                                     91,375
   7,800   Esterline Technologies Corp.*                       107,250
   3,300   JLG Industries, Inc.                                 42,281
                                                            ----------
                                                               240,906
                                                            ----------

-----------------------------------------------------------------------
METALS (2.0%)

   1,000   Gilead Sciences, Inc.*                               63,187
   6,200   Intermet Corp.                                       62,775
   2,500   Ryerson Tull, Inc.                                   51,250
  10,350   Stillwater Mining Co.*                              208,294
   1,600   Texas Industries, Inc.                               57,300
                                                            ----------
                                                               442,806
                                                            ----------

-----------------------------------------------------------------------
NATURAL GAS (0.8%)

   3,000   ONEOK, Inc.                                          87,563
   2,100   People`s Energy Corp.                                79,800
                                                            ----------
                                                               167,363
                                                            ----------

-----------------------------------------------------------------------
OIL & GAS / EXPLORATION & PRODUCTION (1.4%)

   3,100   Basin Exploration, Inc.*                             50,956
   7,100   Energen Corp.                                       131,350
   1,900   Evergreen Resources, Inc.*                           41,088
   1,600   Stone Energy Corp.*                                  77,800
                                                            ----------
                                                               301,194
                                                            ----------

-----------------------------------------------------------------------
OIL / DOMESTIC (0.3%)

   3,200   Valero Energy Corp.                                  58,800
                                                            ----------

-----------------------------------------------------------------------
OIL / INTERNATIONAL (0.4%)

   2,500   HS Resources, Inc.*                                  39,062
   1,300   Newfield Exploration Co.*                            38,269
                                                            ----------
                                                                77,331
                                                            ----------



SHARES            SECURITY                                    VALUE
COMMON STOCK (CONTINUED)
-----------------------------------------------------------------------
OIL EQUIPMENT & SERVICES (2.8%)

   4,200   Drill-Quip, Inc.*                                  $ 98,175
   2,900   Hanover Compressor Co.*                             107,300
   1,400   Helmerich & Payne, Inc.                              33,337
   1,700   SEACOR SMIT, Inc.*                                   77,775
  12,900   Seitel, Inc.*                                       102,394
   4,800   Tesoro Petroleum Corp.*                              58,200
   8,800   Watts Industries, Inc.                              120,450
                                                            ----------
                                                               597,631
                                                            ----------

-----------------------------------------------------------------------
PRINTING & PUBLISHING (1.6%)

   5,100   Hollinger International, Inc.                        52,912
   2,700   Mail-Well, Inc.*                                     36,113
   5,800   McClatchy Co. (The)                                 227,650
     600   Media General, Inc. Class A                          32,775
                                                            ----------
                                                               349,450
                                                            ----------

-----------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (2.9%)

   9,800   Bedford Property Investors, Inc.                    171,500
   6,400   Capital Automotive REIT*                             81,600
   4,300   Gables Residential Trust                            104,006
   3,900   Kilroy Realty Corp.                                  74,831
   3,000   Macerich Co. (The)                                   60,000
   3,700   Prentiss Properties Trust                            79,319
   3,400   SL Green Realty Corp.                                61,838
                                                            ----------
                                                               633,094
                                                            ----------

-----------------------------------------------------------------------
RESTAURANTS (1.5%)

   5,250   CEC Entertainment, Inc.*                            168,328
   2,400   Cheesecake Factory, Inc. (The)*                      73,500
   3,600   NPC International, Inc.*                             43,200
   1,800   RARE Hospitality International, Inc. *               35,888
                                                            ----------
                                                               320,916
                                                            ----------

-----------------------------------------------------------------------
RETAIL (3.5%)

   4,700   Ethan Allen Interiors, Inc.                         167,144
   2,800   Footstar, Inc.*                                      98,000
   3,900   Genesco, Inc.*                                       51,675
   2,900   Haverty Furniture Co., Inc.                          39,875
   3,300   OshKosh B`Gosh, Inc.                                 67,650
   2,800   Quiksilver, Inc.*                                    39,550
   2,500   ShopKo Stores, Inc.*                                 62,656
   2,500   Whitehall Jewellers, Inc.*                           65,156
   4,100   Zale Corp.*                                         171,688
                                                            ----------
                                                               763,394
                                                            ----------

-----------------------------------------------------------------------
SERVICES (2.2%)

   1,500   AHL Services, Inc.*                                  28,500
   3,300   Jefferies Group, Inc.                                70,331
   4,400   Lason, Inc.*                                        163,488
   6,800   Pre-Paid Legal Services, Inc.*                      164,900
   4,100   Sybase, Inc.*                                        55,350
                                                            ----------
                                                               482,569
                                                            ----------



22 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE SMALL CAP FUND CONTINUED
--------------------------------------------------------------------------------
                                October 31, 1999

SHARES           SECURITY                           VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------
STEEL (0.9%)

   2,500   AK Steel Holding Corp.                 $    43,281
   5,900   Oregon Steel Mills, Inc.                    49,781
   6,500   Worthington Industries, Inc.               108,063
                                                  -----------
                                                      201,125
                                                  -----------

--------------------------------------------------------------
TELECOMMUNICATIONS (2.3%)

   4,000   Polycom, Inc.*                             200,000
  11,195   Price Communications Corp.*                243,491
   1,800   US LEC Corp. Class A*                       49,838
                                                  -----------
                                                      493,329
                                                  -----------

--------------------------------------------------------------
TEXTILES (0.8%)

   4,600   Springs Industries, Inc. Class A           183,137
                                                  -----------

--------------------------------------------------------------
TOBACCO (0.4%)

   3,500   Universal Corp.                             82,250
                                                  -----------

--------------------------------------------------------------
TRANSPORTATION (0.9%)

   8,300   Dollar Thrifty Automotive Group, Inc.*     140,062
   3,700   Werner Enterprises, Inc.                    58,969
                                                  -----------
                                                      199,031
                                                  -----------

--------------------------------------------------------------
UTILITIES / ELECTRIC (1.9%)

   3,000   Cleco Corp.                                 99,375
   2,700   Hawaiian Electric Industries, Inc.          91,294
  13,000   Public Service Co. of New Mexico           232,375
                                                  -----------
                                                      423,044
                                                  -----------

TOTAL COMMON STOCK (cost $20,563,020)              20,963,943
                                                  -----------


PRINCIPAL         SECURITY                           VALUE
REPURCHASE AGREEMENT (3.5%)
--------------------------------------------------------------
$766,000   Fifth Third Bank 5.06%, 11/01/99,
           Collateralized by $782,000 FHLMC
           Gold Pool #E00570, 6.00%,
           09/01/13, market value $782,000
           (cost $766,000)                        $   766,000
                                                  -----------


TOTAL INVESTMENTS (cost $21,329,020)              $21,729,943
                                                  ===========

--------------------------------------------------------------
The abbreviations in the above statement stand for the following:
   FHLMC   Federal Home Loan Mortgage Corp.

* DENOTES A NON-INCOME PRODUCING SECURITY.

COST FOR FEDERAL INCOME TAX PURPOSES: $21,344,378.

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                   NATIONWIDE 23

PRESTIGE ADVISOR SERIES(SM)
--------------------------------------------------------------------------------

PRESTIGE INTERNATIONAL FUND

Management Discussion of Fund Performance

     The total return for the Prestige International Fund (Class A) for the 12-month period ended October 31, 1999, was 17.33%*, compared to 23.03% for the MSCI/EAFE Index.

     In the third quarter, international equity markets rose 4.4%, outperforming the falling U.S. market by 11%, the widest quarterly margin in more than a decade. Investors shifted their attention to international markets where valuations appeared less stretched and companies took action to improve their financial productivity. The European equity market overcame a surprise interest rate hike in the U.K. to edge higher on merger and acquisition activity that was considerable both in size and novelty, but Japan was the main international performance driver. The Japanese equity market raced 15.8% higher during the third quarter as the local economy continued to show signs of recovery and companies embraced change. The burgeoning recovery attracted foreign capital into Japan and drove the yen to its highest level versus the U.S. dollar since 1995. While many are concerned that a strong yen could stall Japan's recovery, the key remains change at the company level, as it does in Europe.

     Within the Fund, stock selection in Japan was the primary contributor to performance throughout 1999, through the fiscal year end on October 31. The Fund's best performer over the past year was Sumitomo Trust & Bank, as banking industry consolidation drove the stock higher. One of the largest negative performance drivers was British Aerospace, which suffered amid concerns over competitive implications of the Dasa/Aerospatiale Matra merger, as well as the backwash of profit warnings in the U.S.

     Economic hopes and concerns may influence stock price movements, but corporate actions to improve financial productivity and strategic positioning in a world of heightening global competition remain the most enduring performance driver. Amid this changing landscape, we will continue to root out the most financially productive companies, with a particular focus on those companies that are positioning themselves to compete on an international basis.

LAZARD ASSET MANAGEMENT
*PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

FUND VALUE $14,589,425

[Chart]
PORTFOLIO COMPOSITION
 (Subject to Change)
Repurchase Agreement  3.6%
Common Stock         95.1%


AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended October 31, 1999)

        CLASS A              CLASS B             CLASS Y(3)
YEARS   W/O SC*   W/SC(1)    W/O SC*    W/SC(2)    W/O SC    W/SC
-------------------------------------------------------------------
Life    17.33%    10.58%     16.58%     11.58%     17.57%      -
-------------------------------------------------------------------

Life of the Fund is since 11/02/98.
All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
 *       These returns do not reflect the effects of a sales charge.
 1       A 5.75% front-end sales charge was deducted.
 2       A 5.00% contingent deferred sales charge (CDSC) was deducted.
         The CDSC declines to 0% after 6 years.
 3       Class Y Shares are not subject to any sales charges.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.


[Chart]
FUND PERFORMANCE

         CPI       Class B     Class A      Class Y   MSCI/EAFF
11/98  $10,000     $10,000     $ 9,425      $10,000    $10,000
1999   $10,256     $11,058     $11,158      $11,757    $12,303

Comparative performance of $10,000 invested in the International Fund, Morgan Stanley Capital International - Europe, Australia, and Far East Index (MSCI/EAFE)* and the Consumer Price Index (CPI)** since inception (11/02/98) to 10/31/99. Unlike our Fund, these indices do not reflect any fees, expenses or sales charges. The Class A Shares include a front-end sales charge.
 * The MSCI/EAFE is an unmanaged index generally representative of the performance of international stock markets.
** The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


24 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE INTERNATIONAL FUND
--------------------------------------------------------------------------------
                               OCTOBER 31, 1999

SHARES     SECURITY                             VALUE
COMMON STOCK (95.1%)
--------------------------------------------------------------------------------
AUSTRALIA (1.7%)
           Metals (1.7%)
  23,400   Broken Hill Proprietary Co. Ltd.  $   241,664
                                               ---------

--------------------------------------------------------------------------------
DENMARK (1.5%)
           Telecommunications (1.5%)
   3,500   Tele Danmark AS                       212,316
                                               ---------

--------------------------------------------------------------------------------
FINLAND (0.9%)

           Financial / Banks (0.4%)
   9,600   Merita PLC                             55,598
                                               ---------

           Paper & Forest Products (0.5%)
   2,200   UPM-Kymmene OYJ                        69,372
                                               ---------
           Total Finland                         124,970
                                               ---------

--------------------------------------------------------------------------------
FRANCE (13.1%)

           Construction & Building Materials (2.3%)
   1,100   Compagnie de Saint Gobain             190,771
     860   Suez Lyonnaise des Eaux               138,753
                                               ---------
                                                 329,524
                                               ---------
           Drugs (1.5%)
   4,000   Rhone-Poulenc SA                      223,670
                                               ---------

           Financial / Banks (1.7%)
   2,900   Banque Nationale de Paris             254,520
                                               ---------

           Insurance (1.6%)
   1,650   Axa                                   232,568
                                               ---------

           Oil / International (2.2%)
   2,338   Total Fina SA                         315,783
                                               ---------

           Services (1.4%)
   2,677   Vivendi                               202,731
                                               ---------

           Telecommunications (1.9%)
   1,800   Alcatel                               280,954
                                               ---------
           Tire & Rubber (0.5%)
   1,700   Compagnie Generale des
                Etablissements Michelin           73,975
                                               ---------
           TOTAL FRANCE                        1,913,725
                                               ---------
--------------------------------------------------------------------------------
GERMANY (10.3%)

           Airlines (0.9%)
   6,100   Deutsche Lufthansa AG                 128,232
                                               ---------

           Chemicals (1.4%)
     238   Celanese AG*                            3,746
   4,330   Hoechst AG                            191,104
                                               ---------
                                                 194,850
                                               ---------


SHARES     SECURITY                             VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
GERMANY (CONTINUED)

           Insurance (1.4%)
     657   Allianz AG                        $   198,951
                                               ---------

           Manufacturing & Consumer Goods (2.4%)
   2,610   Siemens AG                            234,692
   5,000   Thyssen Krupp AG*                     118,247
                                               ---------
                                                 352,939
                                               ---------
           Motor Vehicles (1.3%)
   2,500   DaimlerChrysler AG                    193,951
                                               ---------
           Retail (1.2%)
   3,400   Metro AG                              180,471
                                               ---------

           Telecommunications (0.5%)
   1,580   Deutsche Telekom AG                    72,822
                                               ---------

           Utilities / Electric (1.2%)
   3,280   Veba AG                               177,514
                                               ---------
           TOTAL GERMANY                       1,499,730
                                               ---------

--------------------------------------------------------------------------------
ITALY (2.5%)

           Financial / Banks (0.5%)

   5,700   San Paolo - IMI SPA                    73,811
                                               ---------

           Oil / International (1.1%)
  27,400   ENI SPA                               160,126
                                               ---------

           Telecommunications (0.9%)
  27,400   Telecom Italia SPA                    134,495
                                               ---------
           TOTAL ITALY                           368,432
                                               ---------
--------------------------------------------------------------------------------
JAPAN (25.9%)

           Beverages / Alcoholic (1.5%)
  15,000   Asahi Breweries Ltd.                  213,156
                                               ---------

           Business Equipment & Services (1.3%)
   7,000   Canon, Inc.                           197,873
                                               ---------

           Consumer Non-Cyclical (1.4%)
   7,000   KAO Corp.                             213,300
                                               ---------

           Drugs (1.0%)
   5,000   Sankyo Co. Ltd.                       142,296
                                               ---------

           Electronics (3.6%)
   2,200   Sony Corp.                            342,775
   1,860   TDK Corp. ADR                         179,839
                                               ---------
                                                 522,614
                                               ---------
           Financial / Banks (5.5%)
  14,000   Fuji Bank Ltd. (The)                  191,836
  18,000   Industrial Bank of Japan Ltd. (The)   243,197
  36,000   Sumitomo Trust & Banking Co.
           Ltd. (The)                            367,727
                                               ---------
                                                 802,760
                                               ---------

                                                                   NATIONWIDE 25

STATEMENT OF INVESTMENTS PRESTIGE INTERNATIONAL FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 1999

SHARES     SECURITY                             VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)

           Financial / Miscellaneous (2.9%)
   1,900   Orix Corp.                         $  254,887
   2,500   Promise Co. Ltd.                      167,689
                                               ---------
                                                 422,576
                                               ---------

           Leisure Products (1.2%)
   1,100   Nintendo Co. Ltd.                     174,444
                                               ---------

           Motor Vehicles (1.7%)
  41,000   Nissan Motor Co. Ltd.                 245,544
                                               ---------

           Telecommunications (4.7%)
      15   Nippon Telegraph & Telephone Corp.    229,973
      17   NTT Mobile Communications
           Network, Inc.                         451,227
                                               ---------
                                                 681,200
                                               ---------
           Tobacco (1.1%)
      15   Japan Tobacco, Inc.                   165,293
                                               ---------
           TOTAL JAPAN                         3,781,056
                                               ---------

--------------------------------------------------------------------------------
NETHERLANDS (3.8%)
           Beverages / Alcoholic (1.2%)
   3,500   Heineken NV                           178,384
                                               ---------

           Electronics (1.2%)
   1,672   Koninklijke (Royal) Philips
           Electronics NV                        171,348
                                               ---------
           Financial / Banks (1.4%)
   3,580   ING Groep NV                          211,022
                                               ---------
           TOTAL NETHERLANDS                     560,754
                                               ---------
--------------------------------------------------------------------------------
SINGAPORE (1.9%)

           Financial / Banks (1.9%)
  15,450   Oversea-Chinese Banking Corp. Ltd.    116,075
  21,000   United Overseas Bank Ltd.             159,033
                                               ---------
           TOTAL SINGAPORE                       275,108
                                               ---------
--------------------------------------------------------------------------------
SPAIN (3.8%)
           Financial / Banks (0.1%)
     800   Argentaria, Caja Postal y Banco
              Hipotecario de Espana SA            17,742
                                               ---------

           Telecommunications (2.4%)
  21,016   Telefonica SA                         345,481
                                               ---------

           Utilities / Electric (1.3%)
   9,200   Endesa SA                             184,019
                                               ---------
           TOTAL SPAIN                           547,242
                                               ---------

SHARES     SECURITY                             VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
SWEDEN (3.0%)

           Auto & Auto Parts (0.3%)
   1,700   Volvo AB Class B                    $  43,851
                                                --------

           Consumer Durables (1.1%)
   8,300   Electrolux AB                         165,230
                                                --------

           Financial / Banks (1.6%)
   9,000   Nordbanken Holding AB                  52,438
  13,000   Svenska Handelsbanken AB              179,894
                                                --------
                                                 232,332
                                                --------
           TOTAL SWEDEN                          441,413
                                                --------
--------------------------------------------------------------------------------
SWITZERLAND (3.9%)
           Drugs (1.4%)
      17   Roche Holding AG                      204,174
                                                --------

           Insurance (1.1%)
     290   Zurich Allied AG                      164,252
                                                --------

           Manufacturing & Consumer Goods (1.4%)
   2,031   ABB Ltd.                              204,606
                                                --------
           TOTAL SWITZERLAND                     573,032
                                                --------

--------------------------------------------------------------------------------
UNITED KINGDOM (22.8%)

           Aerospace (1.6%)
  40,200   British Aerospace PLC                 234,511
                                                --------

           Auto & Auto Parts (0.3%)
   3,000   GKN PLC                                47,949
                                                --------

           Beverages / Alcoholic (1.2%)
  18,000   Diageo PLC                            181,654
                                                --------

           Chemicals (1.2%)
  17,200   Imperial Chemical Industries, Inc.    170,758
                                                --------

           Drugs (2.4%)
   5,342   AstraZeneca Group PLC                 241,240
   8,600   Smithkline Beecham PLC                110,640
                                                --------
                                                 351,880
                                                --------

           Financial / Banks (3.4%)
  11,500   Halifax Group PLC                     146,722
  14,800   HSBC Holdings PLC                     177,630
   7,300   National Westminster Bank PLC         164,591
                                                --------
                                                 488,943
                                                --------

           Food & Related (1.9%)
  17,700   Cadbury Schweppes PLC                 115,817
  17,739   Unilever PLC                          164,320
                                                --------
                                                 280,137
                                                --------


26 NATIONWIDE

STATEMENT OF INVESTMENTS PRESTIGE INTERNATIONAL FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 1999

SHARES     SECURITY                             VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
           Insurance (2.9%)
  10,300   Allied Zurich PLC                 $   124,229
   9,400   Prudential Corp. PLC                  147,232
  21,836   Royal & Sun Alliance
              Insurance Group PLC                148,344
                                              ----------
                                                 419,805
                                              ----------

           Manufacturing & Consumer Goods (1.0%)
  29,100   Invensys PLC                          142,778
                                              ----------

           Oil / International (1.5%)
  22,400   BP Amoco PLC                          217,053
                                              ----------

           Printing & Publishing (0.9%)
  23,100   Reed International PLC                134,567
                                              ----------

           Retail (1.0%)
  19,400   Great Universal Stores PLC            147,076
                                              ----------

           Retail / Food & Drug (0.5%)
  23,400   Tesco PLC                              69,501
                                              ----------

           Services (1.3%)
  25,100   Granada Group PLC                     198,115
                                              ----------

           Tobacco (0.9%)
  19,900   British American Tobacco PLC          131,600
                                              ----------

           Utilities / Electric (0.8%)
  16,778   British Energy PLC*                   113,845
                                              ----------
           TOTAL UNITED KINGDOM                3,330,172
                                              ----------

TOTAL COMMON STOCK (COST $13,264,740)         13,869,614
                                              ----------


PRINCIPAL         SECURITY                    VALUE
REPURCHASE AGREEMENT (3.6%)
--------------------------------------------------------------------------------
$529,000   Fifth Third Bank 5.06%, 11/01/99,
           Collateralized by $540,000 FHLMC
           Gold Pool #E00570, 6.00%,
           09/01/13, market value $540,000
           (cost $529,000)                   $   529,000
                                              ----------

TOTAL INVESTMENTS (COST $13,793,740)         $14,398,614
                                              ==========

--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
      AB   Aktiebolag (Swedish stock exchange)
     ADR   American Depositary Receipt
      AG   Aktiengesellschaft (German, or Swiss Stock Cos.)
      AS   Limited
   FHLMC   Federal Home Loan Mortgage Corp.
      NV   Naamloze Vennootschap (Dutch Corp.)
     OYJ   Limited
     PLC   Public Limited Company (British, Finnish, or Irish)
      SA   Societe Anonyme (French, Belgian Corp., Swiss, Spanish
           or Portuguese Corp.)
     SPA   Societa per Azioni (Italian Corp.)

* DENOTES A NON-INCOME PRODUCING SECURITY.

COST FOR FEDERAL INCOME TAX PURPOSES: $13,810,985.

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                   NATIONWIDE 27


STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
                                OCTOBER 31, 1999

                                                                               PRESTIGE       PRESTIGE        PRESTIGE
                                                                              LARGE CAP      LARGE CAP         BALANCED
                                                                             VALUE FUND     GROWTH FUND            FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (cost $26,930,753, $35,966,246,
$7,125,319)                                                                $ 26,117,881     $38,394,201      $7,582,923
Repurchase agreements (cost $575,000, $715,000, $1,018,000)                     575,000         715,000       1,018,000
Cash                                                                                411             145             640
Receivable for Fund shares sold                                                   2,094          73,483          45,671
Receivable for futures variation margin                                          70,700          54,045               -
Receivable for investment securities sold                                     1,971,855       1,134,000       1,141,729
Accrued interest and dividends receivable                                        29,036          15,968          24,961
Restricted Cash                                                                 112,500         101,828               -
Withholding tax reclaim receivable                                                   -               21              75
                                                                           ------------     -----------      ----------
     Total assets                                                            28,879,477      40,488,691       9,813,999
                                                                           ------------     -----------      ----------
LIABILITIES
Payable for investment securities purchased                                   1,187,613         715,000       2,060,235
Payable for Fund shares redeemed                                                857,269         532,932               -
Accrued management fees                                                          16,475          25,160           4,711
Accrued fund administration fees                                                  6,387           6,387           6,387
Accrued transfer agent fees, Class A Shares                                          26             765             284
Accrued transfer agent fees, Class B Shares                                         338           1,204             344
Accrued transfer agent fees, Class Y Shares                                           5              35              25
Accrued distribution fees, Class A Shares                                         5,349           6,796             516
Accrued distribution fees, Class B Shares                                           104             850           1,716
Accrued administrative servicing fees, Class A Shares                             2,985           3,613              19
Accrued administrative servicing fees, Class Y Shares                               108             768             215
Other accrued expenses                                                            9,762          11,866          20,821
                                                                           ------------     -----------      ----------
     Total liabilities                                                        2,086,421       1,305,376       2,095,273
                                                                           ------------     -----------      ----------
NET ASSETS                                                                  $26,793,056     $39,183,315      $7,718,726
                                                                           ============     ===========      ==========
NET ASSETS REPRESENTED BY:
Capital                                                                     $27,617,009     $36,344,137      $7,105,132
Net unrealized appreciation (depreciation) from investments and futures        (723,625)      2,484,610         457,604
Accumulated undistributed (distributions in excess of) net realized
     gain (loss) from investments and futures                                  (101,097)        354,568         139,859
Accumulated undistributed (distributions in excess of) net investment
     income                                                                         769              -           16,131
                                                                           ------------     -----------      ----------
NET ASSETS                                                                  $26,793,056     $39,183,315      $7,718,726
                                                                           ------------     -----------      ----------
NET ASSETS:
Class A Shares                                                              $25,882,537     $33,409,513      $2,531,840
Class B Shares                                                                  155,466       1,178,961       2,107,234
Class Y Shares                                                                  755,053       4,594,841       3,079,652
                                                                           ------------     -----------      ----------
Total                                                                       $26,793,056     $39,183,315      $7,718,726
                                                                           ============     ===========      ==========

SHARES OUTSTANDING (unlimited number of shares authorized)
Class A Shares                                                                2,508,466       2,460,875         227,547
Class B Shares                                                                   15,182          87,362         188,105
Class Y Shares                                                                   72,934         337,965         276,675
                                                                           ------------     -----------      ----------
Total                                                                         2,596,582       2,886,202         692,327
                                                                           ============     ===========      ==========
NET ASSET VALUE PER SHARE:
Class A Shares                                                             $      10.32    $      13.58     $     11.13
Class B Shares                                                             $      10.24    $      13.50     $     11.20
Class Y Shares                                                             $      10.35    $      13.60     $     11.13

OFFERING PRICE (100%/(100%-Maximum Sales Charge)
    of net asset value adjusted to nearest cent) per share
Class A Shares*                                                            $      10.95    $      14.41     $     11.81
Class B Shares**                                                           $      10.24    $      13.50     $     11.20
Class Y Shares***                                                          $      10.35    $      13.60     $     11.13
                                                                           ------------     -----------      ----------
Maximum front-end sales charge - Class A Shares                                    5.75%           5.75%           5.75%
                                                                           ============     ===========      ==========
-----------------------------------------------------------------------------------------------------------------------
  *  CLASS A SHARES INCLUDE A FRONT-END SALES CHARGE.
 **  FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF TIME
     SHARES ARE HELD.
***  CLASS Y SHARES ARE NOT SUBJECT TO A FRONT-END SALES CHARGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28 NATIONWIDE


STATEMENT OF ASSETS AND LIABILITIES CONTINUED
------------------------------------------------------------------------------------------------------------------------
                                OCTOBER 31, 1999

                                                                                              PRESTIGE        PRESTIGE
                                                                                             SMALL CAP    INTERNATIONAL
                                                                                                FUND            FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (cost $20,563,020, $13,264,740)                         $20,963,943    $ 13,869,614
Repurchase agreements (cost $766,000, $529,000)                                                 766,000         529,000
Foreign currency, at value (cost $2,955)                                                             -            2,955
Cash                                                                                                947           5,737
Receivable for Fund shares sold                                                                 197,768         192,829
Receivable for investment securities sold                                                       665,000         566,066
Accrued interest and dividends receivable                                                        17,313          19,421
Withholding tax reclaim receivable                                                                   -            4,129
                                                                                            -----------    ------------
    Total assets                                                                             22,610,971      15,189,751
                                                                                            -----------    ------------
LIABILITIES
Payable for investment securities purchased                                                     766,000         544,617
Payable for Fund shares redeemed                                                                  1,091          11,348
Payable for foreign currency contracts                                                               -              640
Payable for translation of assets and liabilities in foreign currencies                              -              243
Accrued management fees                                                                          16,859          10,124
Accrued fund administration fees                                                                  6,387           6,387
Accrued transfer agent fees, Class A Shares                                                          -               82
Accrued transfer agent fees, Class B Shares                                                         179             126
Accrued transfer agent fees, Class Y Shares                                                          14               5
Accrued distribution fees, Class A Shares                                                         4,060           2,846
Accrued distribution fees, Class B Shares                                                           162              36
Accrued administrative servicing fees, Class A Shares                                             2,268           1,557
Accrued administrative servicing fees, Class Y Shares                                               198              96
Other accrued expenses                                                                            9,477          22,219
                                                                                            -----------    ------------
    Total liabilities                                                                           806,695         600,326
                                                                                            -----------    ------------
NET ASSETS                                                                                  $21,804,276     $14,589,425
                                                                                            ===========    ============
NET ASSETS REPRESENTED BY:
Capital                                                                                     $21,223,752     $13,866,699
Net unrealized appreciation  from investments
    and translation of assets and liabilities
    in foreign currencies                                                                       400,923         603,990
Accumulated undistributed net realized gain (loss)
    from investments and foreign currency transactions                                          179,087         119,323
Accumulated undistributed (distributions in excess of) net investment income                        514            (587)
                                                                                            -----------    ------------
Net assets                                                                                  $21,804,276     $14,589,425
                                                                                            ===========    ============
Net assets:
Class A Shares                                                                              $19,830,398     $13,861,552
Class B Shares                                                                                  214,733          58,692
Class Y Shares                                                                                1,759,145         669,181
                                                                                            -----------    ------------
Total                                                                                       $21,804,276     $14,589,425
                                                                                            ===========    ============
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                                                1,772,626       1,189,856
Class B Shares                                                                                   19,223           4,907
Class Y Shares                                                                                  157,100          57,328
                                                                                            -----------    ------------
Total                                                                                         1,948,949       1,252,091
                                                                                            ===========    ============
NET ASSET VALUE PER SHARE:
Class A Shares                                                                            $      11.19     $      11.65
Class B Shares                                                                            $      11.17     $      11.96
Class Y Shares                                                                            $      11.20     $      11.67
OFFERING PRICE (100%/(100%-Maximum Sales Charge)  of net asset value adjusted to nearest cent) per share
Class A Shares*                                                                           $      11.87     $      12.36
Class B Shares**                                                                          $      11.17     $      11.96
Class Y Shares***                                                                         $      11.20     $      11.67
                                                                                            -----------    ------------
Maximum front-end sales charge - Class A Shares                                                   5.75%            5.75%
                                                                                            ===========    ============
-----------------------------------------------------------------------------------------------------------------------
 *   CLASS A SHARES INCLUDE A FRONT-END SALES CHARGE.
 **  FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF TIME
     SHARES ARE HELD.
***  CLASS Y SHARES ARE NOT SUBJECT TO A FRONT-END SALES CHARGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NATIONWIDE 29


STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD FROM NOVEMBER 2, 1998 TO OCTOBER 31, 1999

                                                                               PRESTIGE       PRESTIGE        PRESTIGE
                                                                              LARGE CAP      LARGE CAP        BALANCED
                                                                             VALUE FUND     GROWTH FUND         FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Income:
Dividends                                                                      $121,068        $ 75,690        $ 52,133
Interest                                                                         39,454          30,287         147,708
Withholding tax                                                                       -             (40)              -
                                                                              ---------       ---------        --------
    Total income                                                                160,522         105,937         199,841
                                                                              ---------       ---------        --------
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment management fees                                                       62,525          89,668          48,069
Distribution fees, Class A Shares                                                13,930          17,883           5,160
Distribution fees, Class B Shares                                                12,165          12,247          18,713
Fund administration fees                                                         75,000          75,000          75,000
Transfer agent fees, Class A Shares                                                 478           2,858             801
Transfer agent fees, Class B Shares                                                 763           4,088             801
Transfer agent fees, Class Y Shares                                                 156             283             247
Administrative servicing fees, Class A Shares                                     6,093           7,497              40
Administrative servicing fees, Class Y Shares                                     3,236           6,543           4,589
Shareholders' reports                                                             9,500           7,515          12,000
Registration fees                                                                26,000          26,345          26,000
Professional services                                                            15,200          16,393          15,200
Custodian fees                                                                    6,000           8,020          12,200
Trustees' fees and expenses                                                         156             134             174
Other                                                                             3,453           9,301          13,308
                                                                              ---------       ---------        --------
    Total expenses before waived or reimbursed expenses                         234,655         283,775         232,302
Total waived or reimbursed expenses                                            (131,865)       (143,912)       (151,435)
                                                                              ---------       ---------        --------
    Net expenses                                                                102,790         139,863          80,867
                                                                              ---------       ---------        --------
NET INVESTMENT INCOME (LOSS)                                                   $ 57,732        $(33,926)       $118,974
                                                                              =========       =========        ========
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investments
    and futures                                                               $(101,097)       $388,494        $139,859
Net change in unrealized appreciation
    (depreciation) on investments and futures                                  (723,625)      2,484,610         457,604
                                                                              ---------       ---------        --------
Net realized and unrealized gain (loss) from
    investments and futures                                                    (824,722)      2,873,104         597,463
                                                                              ---------       ---------        --------
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM OPERATIONS                   $(766,990)     $2,839,178        $716,437
                                                                              =========       =========        ========
-----------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30 NATIONWIDE



STATEMENT OF OPERATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------
          FOR THE PERIOD FROM NOVEMBER 2, 1998 TO OCTOBER 31, 1999

                                                                                              PRESTIGE        PRESTIGE
                                                                                              SMALL CAP    INTERNATIONAL
                                                                                                FUND            FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
INCOME:
Dividends                                                                                       $84,356         $95,304
Interest                                                                                         27,046          26,416
Withholding tax                                                                                      (7)         (5,228)
                                                                                               --------        --------
    Total income                                                                                111,395         116,492
                                                                                               --------        --------
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment management fees                                                                       64,998          45,208
Distribution fees, Class A Shares                                                                10,600           8,068
Distribution fees, Class B Shares                                                                 8,944           8,962
Fund administration fees                                                                         75,000          75,000
Transfer agent fees, Class A Shares                                                                 500             308
Transfer agent fees, Class B Shares                                                                 700             308
Transfer agent fees, Class Y Shares                                                                 171             120
Administrative servicing fees, Class A Shares                                                     4,651           3,221
Administrative servicing fees, Class Y Shares                                                     3,741           2,477
Shareholders' reports                                                                             9,432           7,300
Registration fees                                                                                26,000          26,153
Professional services                                                                            15,197          16,338
Custodian fees                                                                                   10,497          35,849
Trustees' fees and expenses                                                                         135             165
Other                                                                                             6,744           6,331
                                                                                               --------        --------
    Total expenses before waived or reimbursed expenses                                         237,310         235,808
Total waived or reimbursed expenses                                                            (140,626)       (160,537)
                                                                                               --------        --------
    Net expenses                                                                                 96,684          75,271
                                                                                               --------        --------
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                    $14,711         $41,221
                                                                                               ========        ========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investments
    and foreign currency transactions                                                           $179,087        $96,323
Net change in unrealized appreciation
    on investments and translation of assets
    and liabilities in foreign currencies                                                       400,923         603,990
                                                                                               --------        --------
Net realized and unrealized gain from
    investments and foreign currencies                                                          580,010         700,313
                                                                                               --------        --------
NET INCREASE IN ASSETS RESULTING FROM OPERATIONS                                            $   594,721     $   741,534
                                                                                               ========        ========
-----------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   NATIONWIDE 31

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
          FOR THE PERIOD FROM NOVEMBER 2, 1998 TO OCTOBER 31, 1999

                                                                               PRESTIGE       PRESTIGE        PRESTIGE
                                                                              LARGE CAP      LARGE CAP         BALANCED
                                                                             VALUE FUND     GROWTH FUND            FUND
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                                                 $   57,732      $  (33,926)      $ 118,974
Net realized gain (loss) from investments and futures                          (101,097)        388,494         139,859
Net change in unrealized appreciation (depreciation)
    on investments and futures                                                 (723,625)      2,484,610         457,604
                                                                             ----------      ----------       ---------
Net increase (decrease) in net assets resulting
    from operations                                                            (766,990)      2,839,178         716,437
                                                                             ----------      ----------       ---------
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                                           (47,051)              -         (40,667)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                                            (1,352)              -          (8,769)
DISTRIBUTIONS TO CLASS Y SHAREHOLDERS FROM:
Net investment income                                                            (8,560)              -         (53,407)
                                                                             ----------      ----------       ---------
DECREASE IN NET ASSETS FROM SHAREHOLDER
     DISTRIBUTIONS                                                              (56,963)              -        (102,843)
                                                                             ----------      ----------       ---------
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:*
Net proceeds from sale of shares                                             34,485,142      48,565,205       7,357,732
Net asset value of shares issued to shareholders
    from reinvestment of dividends                                               56,963               -         102,843
Cost of shares redeemed                                                      (6,925,096)    (12,221,068)       (355,443)
                                                                             ----------      ----------       ---------
INCREASE IN NET ASSETS DERIVED FROM
    CAPITAL SHARE TRANSACTIONS                                               27,617,009      36,344,137       7,105,132
                                                                             ----------      ----------       ---------
NET INCREASE IN NET ASSETS                                                   26,793,056      39,183,315       7,718,726
NET ASSETS--BEGINNING OF PERIOD                                                       -               -               -
                                                                             ----------      ----------       ---------
NET ASSETS--END OF PERIOD                                                   $26,793,056     $39,183,315      $7,718,726
                                                                             ==========      ==========       =========
Undistributed (distributions in excess of) net realized
    gain on investments and futures at end of period                         $ (101,097)     $  354,568       $ 139,859
                                                                             ==========      ==========       =========
Undistributed (distributions in excess of) net investment
    income included in net assets at end of period                           $      769      $        -       $  16,131
                                                                             ==========      ==========       =========
SHARE ACTIVITY:*
Shares sold                                                                   3,241,641       3,828,192         714,777
Reinvestment of dividends                                                         5,617               -           9,526
Shares redeemed                                                                (650,676)       (941,990)        (31,976)
                                                                             ----------      ----------       ---------
Net increase in number of shares                                              2,596,582       2,886,202         692,327
                                                                             ==========      ==========       =========
------------------------------------------------------------------------------------------------------------------------
*  BOTH THE CAPITAL SHARE TRANSACTIONS AND SHARE ACTIVITY SECTIONS REPRESENT
   CLASSES A, B, AND Y SHARES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


32 NATIONWIDE


STATEMENT OF CHANGES IN NET ASSETS CONTINUED
------------------------------------------------------------------------------------------------------------------------
          FOR THE PERIOD FROM NOVEMBER 2, 1998 TO OCTOBER 31, 1999


                                                                                              Prestige        Prestige
                                                                                              Small Cap    International
                                                                                                 Fund            Fund
------------------------------------------------------------------------------------------------------------------------
Increase in net assets:
OPERATIONS:
Net investment income                                                                         $  14,711      $   41,221
Net realized gain from investments and
    foreign currency transactions                                                               179,087          96,323
Net change in unrealized appreciation
    on investments and translation of assets
    and liabilities in foreign currencies                                                       400,923         603,990
                                                                                            -----------     -----------
Net increase in net assets resulting
    from operations                                                                             594,721         741,534
                                                                                            -----------     -----------
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                                                            (9,191)         (7,780)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                                                                 -            (653)
DISTRIBUTIONS TO CLASS Y SHAREHOLDERS FROM:
Net investment income                                                                            (5,006)        (10,375)
                                                                                            -----------     -----------
DECREASE IN NET ASSETS FROM SHAREHOLDER
    DISTRIBUTIONS                                                                               (14,197)        (18,808)
                                                                                            -----------     -----------
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:*
Net proceeds from sale of shares                                                             26,363,039      20,167,857
Net asset value of shares issued to shareholders
    from reinvestment of dividends                                                               14,212          18,805
Cost of shares redeemed                                                                      (5,153,499)     (6,319,963)
                                                                                            -----------     -----------
INCREASE IN NET ASSETS DERIVED FROM
    CAPITAL SHARE TRANSACTIONS                                                               21,223,752      13,866,699
                                                                                            -----------     -----------
NET INCREASE IN NET ASSETS                                                                   21,804,276      14,589,425
NET ASSETS--BEGINNING OF PERIOD                                                                       -              -
                                                                                            -----------     -----------
NET ASSETS--END OF PERIOD                                                                   $21,804,276     $14,589,425
                                                                                            -----------     -----------
Undistributed net realized gain on investments
    and foreign currency transactions
    included in net assets at end of period                                                   $ 179,087      $  119,323
                                                                                            ===========     ===========
Undistributed net investment income
    included in net assets at end of period                                                   $     514      $     (587)
                                                                                            ===========     ===========
SHARE ACTIVITY:*
Shares sold                                                                                   2,410,464       1,801,109
Reinvestment of dividends                                                                         1,349           1,754
Shares redeemed                                                                                (462,864)       (550,772)
                                                                                            -----------     -----------
Net increase in number of shares                                                              1,948,949       1,252,091
                                                                                            ===========     ===========
------------------------------------------------------------------------------------------------------------------------

* Both the Capital Share Transactions and Share Activity sections represent
  Classes A, B, and Y Shares.

See accompanying notes to financial statements.

                                                                   NATIONWIDE 33



FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
           SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

PRESTIGE LARGE CAP VALUE FUND
    PERIOD FROM NOVEMBER 2, 1998 TO OCTOBER 31, 1999                  CLASS A SHARES      CLASS B SHARES      CLASS Y SHARES
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                                          10.00             $10.00              $10.00
Net investment income                                                          0.07              (0.02)               0.08
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                                0.32               0.27                0.33
                                                                             ------             ------              ------
    Total from investment operations                                           0.39               0.25                0.41
                                                                             ------             ------              ------
Dividends from net investment income                                          (0.07)             (0.01)              (0.06)
    Total distributions                                                       (0.07)             (0.01)              (0.06)
                                                                             ------             ------              ------
Net increase in net asset value                                                0.32               0.24                0.35
                                                                             ------             ------              ------
NET ASSET VALUE--END OF PERIOD                                               $10.32          $   10.24          $    10.35
                                                                             ======             ======              ======
Total Return (excluding sales charges)                                        3.86%              2.50%               4.05%
Net Assets, End of Period (000)                                          $   25,883          $     155          $     755
Ratio of expenses to average net assets (a)                                   1.15%              1.90%               1.00%
Ratio of expenses to average net assets* (a)                                  1.87%              5.34%               4.21%
Ratio of net investment income to average net assets (a)                      0.85%             (0.13%)              0.77%
Ratio of net investment income to average net assets* (a)                     0.13%             (3.57%)             (2.44%)
    Portfolio turnover (b)                                                  120.94%            120.94%             120.94%
-----------------------------------------------------------------------------------------------------------------------------
PRESTIGE LARGE CAP GROWTH FUNG
   PERIOD FROM NOVEMBER 2, 1998 TO OCTOBER 31, 1999                   CLASS A SHARES      CLASS B SHARES      CLASS Y SHARES

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                                     $   10.00           $   10.00          $    10.00
Net investment loss                                                          (0.04)              (0.12)              (0.01)
Net realized gain (loss) and unrealized
    appreciation (depreciation)                                               3.62                3.62                3.61
                                                                             ------             ------              ------

Net increase in net asset value                                               3.58                3.50                3.60
                                                                             ------             ------              ------
NET ASSET VALUE--END OF PERIOD                                           $   13.58           $   13.50          $    13.60
                                                                             ======             ======              ======
Total Return (excluding sales charges)                                      35.80%              35.00%              36.00%
Net Assets, End of Period (000)                                          $  33,410              $1,179          $    4,594
Ratio of expenses to average net assets (a)                                  1.20%               1.95%               1.05%
Ratio of expenses to average net assets* (a)                                 1.69%               5.26%               3.46%
Ratio of net investment income (loss) to average net assets (a)             (0.27%)             (0.97%)             (0.09%)
Ratio of net investment income to average net assets* (a)                   (0.76%)             (4.28%)             (2.49%)
Portfolio turnover (b)                                                      65.27%              65.27%              65.27%
-----------------------------------------------------------------------------------------------------------------------------
*RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED OR REIMBURSED.
(A) ANNUALIZED.
(B) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT
    DISTINGUISHING AMONG THE CLASSES OF SHARES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

34 NATIONWIDE


FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
           SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

PRESTIGE LARGE CAP GROWTH FUND
    PERIOD FROM NOVEMBER 2, 1998 TO OCTOBER 31, 1999                   CLASS A SHARES      CLASS B SHARES      CLASS Y SHARES
-----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE-BEGINNING OF PERIOD                                   $  10.00              $10.00              $10.00
   Net investment income                                                     0.22                0.13                0.22
   Net realized gain (loss) and unrealized
       appreciation (depreciation)                                           1.12                1.12                1.13
                                                                         --------            --------             -------
       Total from investment operations                                      1.34                1.25                1.35
                                                                         --------            --------             -------
   Dividends from net investment income                                     (0.21)              (0.05)              (0.22)
   Net increase in net asset value                                           1.13                1.20                1.13
                                                                         --------            --------             -------
   NET ASSET VALUE-END OF PERIOD                                         $  11.13            $  11.20             $ 11.13
                                                                         ========            ========             =======

   Total Return (excluding sales charges)                                  13.47%              12.54%              13.62%
   Net Assets, End of Period (000)                                       $  2,532              $2,107              $3,080
   Ratio of expenses to average net assets (a)                              1.10%               1.85%               0.95%
   Ratio of expenses to average net assets(*) (a)                           3.44%               4.25%               3.30%
   Ratio of net investment income to average net assets (a)                 2.02%               1.25%               2.17%
   Ratio of net investment income to average net assets(*) (a)             (0.31%)             (1.15%)             (0.18%)
       Portfolio turnover (b)                                             205.14%             205.14%             205.14%
-----------------------------------------------------------------------------------------------------------------------------
   PRESTIGE SMALL CAP FUND
        PERIOD FROM NOVEMBER 2, 1998 TO OCTOBER 31, 1999               CLASS A SHARES      CLASS B SHARES      CLASS Y SHARES
-----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE-BEGINNING OF PERIOD                                   $  10.00              $10.00              $10.00
   Net investment income (loss)                                              0.03               (0.05)               0.04
   Net realized gain (loss) and unrealized
       appreciation (depreciation)                                           1.19                1.22                1.19
                                                                         --------            --------             -------
       Total from investment operations                                      1.22                1.17                1.23
                                                                         --------            --------             -------
   Dividends from net investment income                                     (0.03)                  -               (0.03)
   Net increase in net asset value                                           1.19                1.17                1.20
                                                                         --------            --------             -------
   NET ASSET VALUE-END OF PERIOD                                         $  11.19              $11.17              $11.20
                                                                         ========            ========             =======

   Total Return (excluding sales charges)                                  12.18%              11.70%              12.36%
   Net Assets, End of Period (000)                                        $19,830              $  215              $1,759
   Ratio of expenses to average net assets (a)                              1.35%               2.10%               1.20%
   Ratio of expenses to average net assets(*) (a)                           2.24%               6.57%               4.87%
   Ratio of net investment income to average net assets (a)                 0.29%              (0.46%)              0.39%
   Ratio of net investment income to average net assets(*) (a)             (0.61%)             (4.93%)             (3.27%)
   Portfolio turnover (b)                                                  81.24%              81.24%              81.24%
-----------------------------------------------------------------------------------------------------------------------------

    (*)RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED OR REIMBURSED.
    (A) ANNUALIZED.
    (B) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE
        WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.

    SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                   NATIONWIDE 35


FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
           SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

   PRESTIGE INTERNATIONAL FUND
        PERIOD FROM NOVEMBER 2, 1998 TO OCTOBER 31, 1999              CLASS A SHARES       CLASS B SHARES     CLASS Y SHARES
-----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE-BEGINNING OF PERIOD                                   $  10.00             $10.00               $10.00
   Net investment income                                                     0.11               0.07                 0.14
   Net realized gain (loss) and unrealized
       appreciation (depreciation)                                           1.62               1.90                 1.61
                                                                         --------            -------              -------
       Total from investment operations                                      1.73               1.97                 1.75
                                                                         --------            -------              -------
   Dividends from net investment income                                     (0.08)             (0.01)               (0.08)
   Net increase in net asset value                                           1.65               1.96                 1.67
                                                                         --------            -------              -------
   NET ASSET VALUE-END OF PERIOD                                         $  11.65             $11.96               $11.67
                                                                         ========            =======              =======

   Total Return (excluding sales charges)                                  17.33%             16.58%               17.57%
   Net Assets, End of Period (000)                                       $ 13,862             $   59               $  669
   Ratio of expenses to average net assets (a)                              1.30%              2.05%                1.25%
   Ratio of expenses to average net assets(*) (a)                           2.87%              7.59%                6.30%
   Ratio of net investment income to average net assets (a)                 0.59%              0.62%                1.40%
   Ratio of net investment income to average net assets(*) (a)             (0.98%)            (4.91%)              (3.65%)
   Portfolio turnover                                                      27.72%             27.72%               27.72%
-----------------------------------------------------------------------------------------------------------------------------
    (A) ANNUALIZED.

    SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

36 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
      October 31, 1999

    1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Nationwide Mutual Funds ("NMF" or the "Trust"), formerly known as Nationwide Investing Foundation III ("NIF III"), is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as amended as of November 5, 1999, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in fifteen separate series, or mutual funds (the "Funds"), each with its own investment objectives. This report contains the financial statements and financial highlights of the five Funds listed below which comprise the Prestige Advisor Series. The Funds in the Prestige Advisor Series commenced operations on November 2, 1998:

    - Prestige Large Cap Value Fund

    - Prestige Large Cap Growth Fund

    - Prestige Balanced Fund

    - Prestige Small Cap Fund

    - Prestige International Fund

The Funds currently offer Class A, B, and Y Shares. Class A Shares are purchased with a front-end sales load, a 0.25% 12b-1 fee and 0.25% administrative servicing fee. Class B Shares are subject to a contingent deferred sales charge ("CDSC") on redemption and a 1.00% 12b-1 fee. Class Y Shares are purchased without a front-end sales charge or CDSC fee and do not bear a 12b-1 fee. Class Y Shares are subject to a 0.25% administrative service fee and are only offered to certain classes of investors.

  (a) SECURITY VALUATION - ALL FUNDS

     (1) Securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

     (2) U.S. Government securities are valued at the last quoted bid price as provided by an independent pricing agent. All of the debt securities are valued by a combination of daily quotes and matrix evaluations as provided by an independent pricing service.

     (3) The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

     (4) Foreign Currency Transactions. Fluctuations in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

         Net realized gains or losses arising from sales of foreign currencies, security transactions, income receipts and expense payments are recorded on the Fund's books in the U.S. dollar equivalent of amounts actually received or paid. Net unrealized gains or losses arise from accounting records denominated in foreign currencies and then translated into U.S. dollars.

     (5) Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency exchange contracts (forward exchange contracts) which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward exchange contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable/payable for foreign currency contracts sold/purchased.

         At or before the closing of a forward exchange contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

         Forward exchange contracts can be used to hedge the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward exchange contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward exchange contract has been established. Thus, the Fund may need to purchase or sell foreign currencies in the spot (cash) market


                                                         N A T I O N W I D E  37

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     p to the extent such foreign currencies are not covered by forward exchange contracts. The Fund could be exposed to risk if a counter party is unable to meet the terms of a forward exchange contract or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     (6) Futures contracts and options traded on a commodities exchange or board of trade are valued the last sales price at the close of trading, or if there was no sale, the quoted bid price at the close of trading. Futures are used for purposes other than hedging.

     (7) Securities for which reliable market quotations are not available or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser are valued in accordance with procedures authorized by the Trust's Board of Trustees.

  (b) SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

  (c) FEDERAL INCOME TAXES

Each Funds policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all taxable income to shareholders. Therefore no provision has been made for federal income taxes as it is the intention of such funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules. As of October 31, 1999, the Large Cap Value Fund had a net capital loss carry forward of $101,097. If unused it will expire in 8 years.

  (d) DIVIDENDS TO SHAREHOLDERS

     (1) Dividend income, if any, is declared and paid quarterly and is recorded on the ex-dividend date.

     (2) Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds. For the period ended October 31, 1999, the following reclasses were necessary:


                           UNDISTRIBUTED           UNDISTRIBUTED
                           NET INVESTMENT          CAPITAL
                           INCOME                  GAIN
--------------------------------------------------------------------------------
Large Cap Growth            $(33,926)                  $33,926
International                (23,002)                  23,002

  (e) EXPENSES

General expenses of the Trust, not directly attributable to a Fund or to any class of shares, are allocated to the Funds based upon each Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to a Fund, they are sub-allocated to the classes based on total shares outstanding of each class. Direct expenses of a Fund are allocated to that Fund and sub- allocated to the classes in the methods mentioned above. Direct expenses of a class are allocated to that class unless otherwise directed by the Trust's Board of Trustees. Distribution fees, transfer agent fees, and administrative servicing fees are borne by the specific class of shares to which they apply.

  (f) USE OF ESTIMATES

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions. These estimates affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.


38  N A T I O N W I D E

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(g) CAPITAL SHARE TRANSACTIONS

    Transactions in class level shares of the Funds were as follows:

                                      LARGE CAP VALUE(a)   LARGE CAP GROWTH(a)           BALANCED(a)
                                     ---------------------------------------------------------------
                                             PERIOD FROM           PERIOD FROM           PERIOD FROM
                                        NOVEMBER 2, 1998      NOVEMBER 2, 1998      NOVEMBER 2, 1998
    CAPITAL TRANSACTIONS:            TO OCTOBER 31, 1999   TO OCTOBER 31, 1999   TO OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------
    CLASS A SHARES:
       Proceeds from shares issued          $ 30,294,612          $ 40,634,346          $  2,460,604
       Dividends reinvested                       47,051                     -                40,667
       Cost of shares redeemed                (3,441,343)           (9,077,683)             (162,529)
                                            ------------          ------------          ------------
          Change in net assets              $ 26,900,320          $ 31,556,663          $  2,338,742
                                            ============          ============          ============
    CLASS B SHARES:
       Proceeds from shares issued$            1,487,920          $  2,128,414          $  1,896,555
       Dividends reinvested                        1,352                     -                 8,769
       Cost of shares redeemed                (1,438,785)           (1,288,432)               (1,201)
                                            ------------          ------------          ------------
          Change in net assets              $     50,487          $    839,982          $  1,904,123
                                            ============          ============          ============
    CLASS Y SHARES:
       Proceeds from shares issued$            2,702,610          $  5,802,445          $  3,000,573
       Dividends reinvested                        8,560                     -                53,407
       Cost of shares redeemed                (2,044,968)           (1,854,953)             (191,713)
                                            ------------          ------------          ------------
           Change in net assets             $    666,202          $  3,947,492          $  2,862,267
                                            ============          ============          ============
----------------------------------------------------------------------------------------------------
                                             PERIOD FROM           PERIOD FROM           PERIOD FROM
                                        NOVEMBER 2, 1998      NOVEMBER 2, 1998      NOVEMBER 2, 1998
    SHARE TRANSACTIONS:              TO OCTOBER 31, 1999   TO OCTOBER 31, 1999   TO OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------
    CLASS A SHARES:
       Issued                                  2,833,811             3,157,580               238,374
       Reinvested                                  4,668                     -                 3,764
       Redeemed                                 (330,013)             (696,705)              (14,591)
                                            ------------          ------------          ------------
          Change in shares                     2,508,466             2,460,875               227,547
                                            ============          ============          ============
    CLASS B SHARES:
       Issued                                    148,515               187,850               187,391
       Reinvested                                    135                     -                   820
       Redeemed                                 (133,468)             (100,488)                 (106)
                                            ------------          ------------          ------------
           Change in shares                       15,182                87,362               188,105
                                            ============          ============          ============
    CLASS Y SHARES:
       Issued                                    259,315               482,762               289,012
       Reinvested                                    814                     -                 4,942
       Redeemed                                 (187,195)             (144,797)              (17,279)
                                            ------------          ------------          ------------
          Change in shares                        72,934               337,965               276,675
                                            ============          ============          ============

  (a) COMMENCED OPERATIONS ON NOVEMBER 2, 1998.



                                                                  NATIONWIDE 39

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           October 31, 1999

                                          SMALL CAP(a)       INTERNATIONAL(a)
                                   ---------------------------------------------
                                           PERIOD FROM           PERIOD FROM
                                     NOVEMBER 2, 1998        NOVEMBER 2,1998
     CAPITAL TRANSACTIONS:         TO OCTOBER 31, 1999   TO OCTOBER 31, 1999
    ----------------------------------------------------------------------------
    CLASS A SHARES:
      Proceeds from shares issued         $ 21,511,277          $ 16,120,547
      Dividends reinvested                       9,206                 7,779
      Cost of shares redeemed               (1,967,495)           (2,635,325)
                                          ------------          ------------
         Change in net assets             $ 19,552,988          $ 13,493,001
                                          ============          ============

    CLASS B SHARES:
      Proceeds from shares issued         $  1,209,089          $  1,056,059
      Dividends reinvested                           -                   653
      Cost of shares redeemed               (1,120,100)           (1,152,949)
                                          ------------          ------------
         Change in net assets             $     88,989          $    (96,237)
                                          ============          ============

    CLASS Y SHARES:
      Proceeds from shares issued         $  3,642,673          $  2,991,251
      Dividends reinvested                       5,006                10,373
      Cost of shares redeemed               (2,065,904)           (2,531,690)
                                          ------------          ------------
          Change in net assets            $  1,581,775          $    469,934
                                          ============          ============
    ----------------------------------------------------------------------------
                                           PERIOD FROM           PERIOD FROM
                                      NOVEMBER 2, 1998      NOVEMBER 2, 1998
     SHARE TRANSACTIONS:           TO OCTOBER 31, 1999   TO OCTOBER 31, 1999
    ----------------------------------------------------------------------------
    CLASS A SHARES:
      Issued                                 1,948,238             1,418,382
      Reinvested                                   860                   725
      Redeemed                                (176,472)             (229,251)
                                          ------------          ------------
         Change in shares                    1,772,626             1,189,856
                                          ============          ============

    CLASS B SHARES:
      Issued                                   119,232               104,928
      Reinvested                                     0                    63
      Redeemed                                (100,009)             (100,084)
                                          ------------          ------------
         Change in shares                       19,223                 4,907
                                          ============          ============


    CLASS Y SHARES:
      Issued                                   342,994               277,799
      Reinvested                                   489                   966
      Redeemed                                (186,383)             (221,437)
                                          ------------          ------------
         Change in shares                      157,100                57,328
                                          ============          ============
    ----------------------------------------------------------------------------

      (a) COMMENCED OPERATIONS ON NOVEMBER 2, 1998.

4 0  N A T I O N W I D E

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
            October 31, 1999

2. TRANSACTION WITH AFFILIATES

On September 1, 1999, Villanova Mutual Fund Capital Trust ("VMF") replaced Nationwide Advisory Services, Inc. ("NAS"), an affiliated company, as investment adviser to the Funds. Under the terms of the investment advisory agreement, VMF earns an annual management fee based on a percentage of the average daily net assets of the Fund. Fees are voluntarily waived or reimbursed to the Funds in order to maintain expense ratios at or below stated expense caps. The following table illustrates the stated expense caps for each class of share for the period ended October 31, 1999:

                                                EXPENSE CAPS
                               -------------------------------------------------
           FUND                CLASS A SHARES  CLASS B SHARES     CLASS Y SHARES
--------------------------------------------------------------------------------
Large Cap Value                       1.15%           1.90%           1.00%
Large Cap Growth                      1.20%           1.95%           1.05%
Balanced                              1.10%           1.85%           0.95%
Small Cap                             1.35%           2.10%           1.20%
International                         1.30%           2.05%           1.25%

The following table illustrates fees waived and reimbursed expenses of the Funds for the period ended October 31, 1999.

                                                       TOTAL FEES
                  TOTAL FUND       FEES   OTHER FEES      WAIVED/       NET FUND
       FUND         EXPENSES    WAIVED*   REIMBURSED   REIMBURSED       EXPENSES
--------------------------------------------------------------------------------

Large Cap Value     $234,655   $131,865     $      -     $131,865      $102,790
Large Cap Growth     283,775    143,912            -      143,912       139,863
Balanced             232,302    124,917       26,518      151,435        80,867
Small Cap            237,310    140,626            -      140,626        96,684
International        235,808    120,943       39,594      160,537        75,271

*Fees Waived includes advisory, fund administration and transfer and dividend disbursing agent fees.

Each waiver of advisory fees and/or assumption of other expenses by VMF or NAS for a Fund is subject to a possible reimbursement by that Fund within five years of the Fund's commencement of operations if such reimbursement can be achieved within the foregoing annual expense limitations.

As stated above, VMF earns an annual advisory fee based on average daily net assets. From such fees, pursuant to subadvisory agreements, VMF pays subadvisory fees to the subadvisors for the day-to-day investment management services of their respective portfolio. Additional information regarding the gross investment advisory fees collected and paid to the subadvisors is as follows for the period ended October 31, 1999.


                                                         N A T I O N W I D E  41

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
         October 31, 1999

            FUND AND               TOTAL ADVISORY ADVISORY FEES  SUBADVISORY                  FEE   TOTAL     FEES     PAID TO
            SUBADVISOR                       FEES      RETAINED    FEES PAID             SCHEDULE    FEES RETAINED  SUBADVISOR
     ------------------------------------------------------------------------------------------------------------------------------
     Large Cap Value                     $ 62,525      $ 33,343     $ 29,182    Up to $100 million  0.75%     0.40%      0.35%
     - Brinson Partners, Inc.                                                 $100 million or more  0.70%     0.40%      0.30%

     ------------------------------------------------------------------------------------------------------------------------------
     Large Cap Growth                    $ 89,668      $ 44,815     $ 44,853    Up to $150 million  0.80%     0.40%      0.40%
     - Goldman Sachs                                                          $150 million or more  0.70%     0.40%      0.30%
         Asset Management

     ------------------------------------------------------------------------------------------------------------------------------
     Balanced                            $ 48,069      $ 25,632     $ 22,437    Up to $100 million  0.75%     0.40%      0.35%
     - J.P. Morgan                                                            $100 million or more  0.70%     0.40%      0.30%
      Investment
         Management, Inc.

     ------------------------------------------------------------------------------------------------------------------------------
     Small Cap                           $ 64,998      $ 27,362     $ 37,636    Up to $100 million  0.95%     0.40%      0.55%
     - INVESCO                                                                $100 million or more  0.80%     0.40%      0.40%
      Management
         & Research, Inc.

     ------------------------------------------------------------------------------------------------------------------------------
     International                       $ 45,208      $ 21,274     $ 23,934    Up to $200 million  0.85%     0.40%      0.45%
     - Lazard Asset                                                           $200 million or more  0.80%     0.40%      0.40%
         Management
     ------------------------------------------------------------------------------------------------------------------------------

    Also on September 1, 1999 Villanova SA Capital Trust ("VSA") replaced NAS as administrator. Per the Fund Administration Agreement, VSA receives fees for providing various administrative and accounting services, including daily valuation of the Funds' shares and preparation of financial statements, tax returns, and regulatory reports. Each Fund pays VSA an annual fee based on each Fund's average daily net assets. These fees are calculated daily and paid monthly according to the following schedule for the period ended October 31, 1999:

                                                      FUND ADMINISTRATION(*)                   FUND ADMINISTRATION
               FUND                                                     FEE                         FEE SCHEDULE
     ------------------------------------------------------------------------------------------------------------------------------
               Large Cap Value                                        $  75,000               Up to $250 million  0.10%
               Large Cap Growth                                          75,000               Up to $750 million  0.06%
               Balanced                                                  75,000            On $1 billion and more 0.04%
               Small Cap                                                 75,000
               International                                             75,000

               (*)The Fund Administration fee is subject to a minimum of $75,000 per Fund per year.

     NAS receives fees for services as principal underwriter from Class A Shares of the Funds in the form of front-end sales loads. Such fees are deducted from and are not included in proceeds from sales of Class A Shares. From such fees, NAS pays sales commissions, salaries, and other expenses. For the period ended October 31, 1999, the fees were as follows:

               FUND                                      CLASS A SHARES
     ---------------------------------------------------------------------------
               Large Cap Value                               $     8,892
               Large Cap Growth                                   25,927
               Balanced                                           17,306
               Small Cap                                           6,175
               International                                       1,195


4 2  N A T I O N W I D E

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
         October 31, 1999

     NAS receives fees for services as principal underwriter for the Class B Shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 5% to 1% imposed on redemptions which cause the current value of an account to fall below the total purchase payments made during the past five years. CDSCs collected for the period ended October 31, 1999, on redemptions of Class B Shares were as follows:

               FUND                                      CLASS B SHARES
     ---------------------------------------------------------------------------
               Large Cap Value                                  $     -
               Large Cap Growth                                     306
               Balanced                                              60
               Small Cap                                              5
               International                                          5

     NAS may receive fees from Class A and Class B Shares of the Funds for distribution of its shares and/or shareholder services pursuant to a Rule 12b-1 Distribution Plan approved by the Trust's Board of Trustees. These fees are based on average daily net assets of the respective class of each such Fund at an annual rate of 0.25% of Class A Shares and 1.00% of Class B Shares. For the period ended October 31, 1999, the 12b-1 fees received by NAS were as follows:

               FUND                    CLASS A SHARES            CLASS B SHARES
     ---------------------------------------------------------------------------
               Large Cap Value               $ 13,930                 $ 12,165
               Large Cap Growth                17,883                   12,247
               Balanced                         5,160                   18,713
               Small Cap                       10,600                    8,944
               International                    8,068                    8,962

     Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NAS receives an annual fee from each of the Funds at the following rate: $18 per Fund account for Class A and B Shares, and 0.01% of each Fund's average daily net assets for Class Y Shares.

     As stated above, on September 1, 1999, NAS was replaced by VMF as an investment advisor and VSA as administrator. Advisory and fund administration fees paid by the Fund prior to that date were paid to NAS. After September 1, 1999, advisory fees were paid to VMF and fund administration fees were paid to VSA. The information provided in this report relates to the total advisory and fund administration fees paid by the Fund for the fiscal period ended October 31, 1999.

     Also on September 1, 1999, VSA entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services.

     NFS and other financial institutions or servicing organizations may receive fees under the terms of an Administrative Services Plan for providing administrative support services including but not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder subaccounting, answering inquires regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A and Y Shares.

                                                        N A T I O N W I D E  4 3

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
         October 31, 1999

    3. BANK LOANS
    NMF has an unsecured bank line of credit of $50,000,000 for the purpose of funding redemptions. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required.


    4. INVESTMENT TRANSACTIONS
    Purchases and sales of securities (excluding U.S. Government and short-term securities) and purchases and sales of U.S. Government securities for the period ended October 31, 1999, are summarized as follows:


                             NON U.S. GOVERNMENT          U.S. GOVERNMENT
                                 SECURITIES                  SECURITIES
                         -------------------------------------------------------
                          PURCHASES         SALES      PURCHASES         SALES
                         -------------------------------------------------------
     Large Cap Value     $37,424,128    $10,549,412    $        -     $        -
     Large Cap Growth     44,711,692      9,442,251             -              -
     Balanced             14,024,106      8,282,079     5,618,622      4,362,744
     Small Cap             5,649,995     26,033,928             -              -
     International        14,721,935      1,627,719             -              -

    Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation (depreciation) for Federal income tax purposes at October 31, 1999, are as follows:


                                 GROSS            GROSS                      NET
                            UNREALIZED       UNREALIZED  UNREALIZED APPRECIATION
                          APPRECIATION     DEPRECIATION           (DEPRECIATION)
                          ------------     ------------  -----------------------

     Large Cap Value       $ 1,396,229      $ 2,152,379             $  (756,150)
     Large Cap Growth        4,018,387        1,638,364               2,380,023
     Balanced                  757,991          304,376                 453,615
     Small Cap               2,107,186        1,721,621                 385,565
     International           1,126,849          540,104                 586,745

    The Large Cap Growth and Large Cap Value Fund engaged in trading financial futures contracts. Each of these Funds is exposed to market risks in excess of the amounts recognized in the statement of assets and liabilities as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" such futures on a daily basis to reflect the changes in the market value of the contract at the close of each day's trading. Typically, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. Realized gains and losses have been computed on the specific identification method.

    A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of any amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contracts and the price at which the futures contract was originally struck. The Fund's purpose in entering into futures contracts is to remain fully invested and reduce transaction costs.

    Restricted cash represents collateral for the Funds' investments in futures trading.

4 4  N A T I O N W I D E

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
         October 31, 1999

    5. EURO CONVERSION
    On January 1, 1999, eleven countries (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain) in Europe re-denominated their currency to the Euro currency. This re-denomination had no tax implications and did not materially effect the Fund's financial statements that hold currency and/or secu- rities denominated in the above listed currencies.


    6. YEAR 2000 (UNAUDITED)
    VMF, VSA and NAS have developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. VMF, VSA and NAS have completed an inventory and assessment of all computer systems and have implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. VMF, VSA and NAS have also tested each application for its Year 2000 Compliance.

    Systems supporting the Funds' infrastructure, such as telecommunications, voice and networks, have also been tested, renovated or replaced, and are compliant. VMF's, VSA's and NAS' assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips.

    In addition to resolving internal Year 2000 readiness issues, VMF, VSA and NAS are surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant. VMF, VSA and NAS continue their efforts to identify external risk factors and have developed contingency plans as part of their ongoing risk-management strategy.

    7. FEDERAL INCOME TAX INFORMATION (UNAUDITED)
    For corporate shareholders, 5.3% of the Large Cap Growth Fund, 56.2% of the Large Cap Value Fund, 14.6% of the Balanced Fund, and 21.1% of the Small Cap Fund income dividends and short-term capital gain distributions in the fiscal year ended October 31, 1999, qualify for the corporate dividend received deduction.

                                                        N A T I O N W I D E  4 5

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

    THE BOARD OF TRUSTEES AND SHAREHOLDERS
    NATIONWIDE MUTUAL FUNDS

       We have audited the accompanying statements of assets and liabilities of the Nationwide Mutual Funds-Prestige Advisor Series (comprised of Prestige Large Cap Value Fund, Prestige Large Cap Growth Fund, Prestige Balanced Fund, Prestige Small Cap Fund and Prestige International Fund) (collectively, the Funds), including the statements of investments, as of October 31, 1999, and the related statements of operations, statement of changes in net assets and financial highlights for the period from November 2, 1998, through October 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 1999, the results of their operations, the changes in their net assets and financial highlights for the period from November 2, 1998, through October 31, 1999, in conformity with generally accepted accounting principles.



KPMG LLP
COLUMBUS, OHIO
DECEMBER 17, 1999


46  N A T I O N W I D E

                      (This Page Intentionally Left Blank.)

                      (This Page Intentionally Left Blank.)

--------------------------------------------------------------------------------
TRUSTEES

Dimon R. McFerson
Chairman
Columbus, Ohio

Dr. John C. Bryant
Cincinnati, Ohio

Dr. C. Brent DeVore
Westerville, Ohio

Sue A. Doody
Columbus, Ohio

Robert M. Duncan
Columbus, Ohio

Dr. Thomas J. Kerr, IV
Westerville, Ohio

Douglas F. Kridler
Columbus, Ohio

Nancy C. Thomas
Louisville, Ohio

David C. Wetmore
Reston, Virginia

                                                              [Picture of people
                                                                        walking]


--------------------------------------------------------------------------------

OFFICERS

James F. Laird, Jr. - Treasurer
Elizabeth A. Davin - Secretary
Patricia J. Smith - Assistant Secretary
Charles S. Bath - Assistant Treasurer
Craig A. Carver - Assistant Treasurer
Scott A. Englehart - Assistant Treasurer
H. Carl Juckett - Assistant Treasurer
Edwin P. McCausland, Jr. - Assistant Treasurer
Karen R. Tackett - Assistant Treasurer

TRANSFER AGENT
Nationwide Investors Services, Inc.
P.O. Box 1492
Columbus, Ohio  43216-1492

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

LEGAL COUNSEL
Dietrich, Reynolds & Koogler
One Nationwide Plaza
Columbus, Ohio  43215-2220

INDEPENDENT AUDITORS
KPMG LLP
Two Nationwide Plaza
Columbus, Ohio  43215-2537

DISTRIBUTOR
Nationwide Advisory Services, Inc.
Three Nationwide Plaza
Columbus, Ohio  43215-2220

--------------------------------------------------------------------------------

This report is for the information of shareholders of the Nationwide(R) Family of Funds. It may be used as sales literature only when preceded or accompanied by a current prospectus, which gives further details about the funds.

Nationwide(R) is a registered Federal Service mark of Nationwide Mutual Insurance Company.

[Picture of Top]

[Logo NATIONWIDE(R) Family of Funds]
offered by Villanova Capital through Nationwide Advisory Services


Three Nationwide Plaza
Columbus, OH  43215-2220

Toll-Free Telephone Assistance - General Account Service and Exchanges:
1-800-848-0920 NAS NOW - Fund Information Available 24 Hours a Day, Seven Days a
Week: 1-800-637-0012 Internet Site - www.nationwidefunds.com


NATIONWIDE FAMILY OF FUNDS                                    ---------------
THREE NATIONWIDE PLAZA                                            BULK RATE
COLUMBUS, OHIO  43215-2220                                      U.S. POSTAGE
                                                                    PAID
OCTOBER 1999                                                   Cleveland, OH
ANNUAL REPORT                                                 Permit No. 1702
                                                              ---------------


HS-1214